Prospectus

May 1, 2015

Individual Flexible Payment Variable Annuity (Network Edition)

Issued by The Northwestern Mutual Life Insurance Company

and NML Variable Annuity Account C

This prospectus describes an individual flexible payment deferred variable annuity contract (“Contract”) offered for use in non tax-qualified situations to purchasers who are either current or retired registered representatives of Northwestern Mutual Investment Services, LLC, principal underwriter and distributor of the Contract, or certain other eligible persons. The Contract provides for accumulation of Contract Value on a variable basis and a payment of annuity benefits on a fixed or variable basis. Net Purchase Payments may be invested, pursuant to the Contract, in the following variable investment options:

Investment Options

Northwestern Mutual Series Fund, Inc.

Growth Stock Portfolio

Focused Appreciation Portfolio

Large Cap Core Stock Portfolio

Large Cap Blend Portfolio

Index 500 Stock Portfolio

Large Company Value Portfolio

Domestic Equity Portfolio

Equity Income Portfolio

Mid Cap Growth Stock Portfolio

Index 400 Stock Portfolio

Mid Cap Value Portfolio

Small Cap Growth Stock Portfolio

Index 600 Stock Portfolio

Small Cap Value Portfolio

International Growth Portfolio

Research International Core Portfolio

International Equity Portfolio

Emerging Markets Equity Portfolio

Money Market Portfolio

Short-Term Bond Portfolio

Select Bond Portfolio

Long-Term U.S. Government Bond Portfolio

Inflation Protection Portfolio

High Yield Bond Portfolio

Multi-Sector Bond Portfolio

Balanced Portfolio

Asset Allocation Portfolio

Fidelity® Variable Insurance Products

VIP Mid Cap Portfolio

VIP Contrafund® Portfolio

Neuberger Berman Advisers Management Trust

Socially Responsive Portfolio

Russell Investment Funds

Multi-Style Equity Fund

Aggressive Equity Fund

Global Real Estate Securities Fund

Non-U.S. Fund

Core Bond Fund

Russell Investment Funds LifePoints® Variable Target Portfolio Series

Moderate Strategy Fund

Balanced Strategy Fund

Growth Strategy Fund

Equity Growth Strategy Fund

Credit Suisse Trust

Commodity Return Strategy Portfolio

The Contract and the investment options are not guaranteed to achieve their goals, are not bank deposits, are not federally insured, and are not endorsed by any bank or government agency. You could lose the money you invest in this Contract. All contractual guarantees are contingent upon the claims-paying ability of the Company.

Please read carefully this prospectus and the accompanying prospectuses for the variable options and keep them for future reference. These prospectuses provide information that you should know before investing in the Contract. No person is authorized to make any representation in connection with the offering of the Contract other than those contained in these prospectuses.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense. The Contract may not be available in all states and is only offered where it can be lawfully sold. Our Distributor may limit sales of the Contract to certain government entities and government entity plans.

More information about the Contract and NML Variable Annuity Account C (the “Separate Account”) is included in a Statement of Additional Information (“SAI”), dated May 1, 2015, which is incorporated by reference in this prospectus and available free of charge from The Northwestern Mutual Life Insurance Company. The table of contents for the SAI is at the end of this prospectus. The SAI is available free of charge at www.northwesternmutual.com. To receive a copy of the SAI, send a written request to Northwestern Mutual, Life and Annuity Products Department, Room 2E450, 720 East Wisconsin Avenue, Milwaukee, WI 53202. Information about the Separate Account (including the SAI) is available on the SEC’s internet site at http://www.sec.gov, or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street, NE, Washington, DC 20549-0102. This information can also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room’s operation, call the SEC at 1-202-551-8090.

Contents of this Prospectus

Glossary of Special Terms

Unless otherwise specified in this prospectus, the words “Northwestern Mutual,” “we,” “us,” “our,” and “Company” mean The Northwestern Mutual Life Insurance Company. The words “you” and “your,” unless otherwise specified, mean the Contract Owner. We use a number of special terms in this prospectus, including the following:

Accumulation Unit—An accounting unit of measure representing the Contract Value, before the date on which Annuity Payments begin, in one or more Divisions of the Separate Account. The related term “Accumulation Unit Value” means the value of a particular Accumulation Unit at a particular time and is analogous to, but not the same as, the share price of a mutual fund.

Annuitant—The person upon whose life the Contract is issued and Contract benefits depend. The Primary Annuitant is the person upon whose life the Contract is initially issued. The Contingent Annuitant is the person who becomes the Annuitant upon the death of the Primary Annuitant.

Annuity Payments—Money we pay pursuant to the terms of the Contract. Payments may be paid under one or more of the following three methods: (1) a variable income plan; (2) a fixed income plan; or (3) in cash.

Annuity Unit—An accounting unit of measure representing the actuarial value of a variable income plan’s interest in a Division of the Separate Account after Annuity Payments begin.

Beneficiary—A person who receives payments under the Contract upon the death of the Annuitant before the Maturity Date provided that the Annuitant was an Owner of the Contract at the time of death.

Contract—The agreement between you and us described in this variable annuity prospectus. During the Accumulation Period of the Contract, you may invest and any earnings on your investment will accumulate on a tax-deferred basis. During the Annuitization Period, you receive periodic payments based largely on the amounts you accumulate, all or a portion of which will be taxable as ordinary income.

Contract Value—The value of your Contract on any Valuation Date is the sum of: (1) the value of your amounts held in the Divisions of the Separate Account on that Valuation Date; less (2) any withdrawals since that Valuation Date and any applicable charges under the Contract deducted since that Valuation Date.

Division—A sub-account of the Separate Account, the assets of which are invested exclusively in the shares of one of the Portfolios of the underlying Funds.

Fund—A Fund is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company or as a unit investment trust, or is not required to be registered under the Act. A Fund is available as an investment option under the Contract. The assets of each of the Divisions of the Separate Account are used to purchase shares of the corresponding Portfolio of a Fund.

General Account—All assets of the Company, other than those held in the Separate Account or in other separate accounts that have been or may be established by the Company.

Income Plan—An optional method of receiving the death benefit, maturity benefit, surrender proceeds or withdrawal proceeds of an insurance policy or annuity contract through a series of periodic payments. An Income Plan may also be known as a “payment plan”.

Maturity Date—The date, stated on the specifications page of the Contract, on which Purchase Payments cease and Annuity Payments become payable.

Owner—The person with the sole right to exercise all rights and privileges under the Contract, except as the Contract otherwise provides.

Portfolio—A series of a Fund available for investment under the Contract which corresponds to a particular Division of the Separate Account.

Purchase Payments—Money you give us to apply to your Contract. The related term “Net Purchase Payment” refers to Purchase Payments after all applicable deductions.

Required Minimum Distribution (“RMD”)—A minimum amount that federal tax law requires be withdrawn from certain tax-qualified annuities each year.

Separate Account—The account the Company has established pursuant to Wisconsin law for those assets, although belonging to the Company, that are reserved for you and other owners of variable annuity contracts supported by the Separate Account.

Valuation Date—Any day on which the New York Stock Exchange (“NYSE”) is open for trading and any other day we are required under the 1940 Act to value assets of a Division of the Separate Account.

Account C (Network Edition) Prospectus	1

Fee and Expense Tables

Contract Fees and Expenses

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. They also do not include any charge for state premium tax deductions which we do not charge for at present, but we reserve the right to do so. In the first table, transaction charges are shown on the left and annual charges are shown on the right.

Transaction Expenses for Contract Owners (as a percentage of Purchase Payments, unless noted)
Maximum Sales Load	None
Withdrawal Charge	None
Transfer Fee	None
Expedited Delivery Charge[2]	$17

Annual Expenses of the Separate Account (as a percentage of average daily Contract value)
Maximum Mortality and Expense Risk Fees[1]	0.75%
Other Expenses	None

Total Maximum Separate Account Annual Expenses[1]	0.75%
Current Mortality and Expense Risk Fees[1]	0.35%
Other Expenses	None

Total Current Separate Account Annual Expenses[1]	0.35%

Annual Contract Fee
$30 (presently waived)

Annual Charge for Optional Enhanced Death Benefit (EDB)
Maximum Charge (as a percentage of the entire benefit)[3]	0.40%

[1]	We reserve the right to increase the current mortality and expense risk charges to the maximum annual rate of 0.75%.
[2]	For express mail delivery with signature required; the express mail delivery charge without signature is $15. We also charge $15 for wire transfers in connection with withdrawals.
[3]	The maximum charge is for issue age (i.e., the age nearest the Primary Annuitant’s birthday at the time the application is approved) 56-65. The charge is 0.10% for issue age 45 or less and 0.20% for issue age 46-55. The “entire” enhanced death benefit on any Valuation Date equals the greatest of (i) the Contract Value on that Valuation Date, (ii) the amount of Purchase Payments made under the Contract (adjusted for any withdrawals), or (iii) the EDB on the most recent Contract anniversary date prior to the Primary Annuitant’s 80th birthday, increased by any Purchase Payments we received since that Contract anniversary and decreased by the percentage of Contract Value withdrawn since that Contract anniversary. The EDB is available only at the time the Contract is issued. At the time of issue, the value of the EDB would be equal to the greater of the Initial Purchase Payment or the Contract Value.

Range of Total Annual Portfolio Operating Expenses

The table below shows the minimum and maximum total operating expenses of the Portfolios that you may pay periodically during the time that you own the Contract. The first line of this table lists expenses that do not reflect fee waivers or expense limits and reimbursements, nor do they reflect short-term trading redemption fees, if any, charged by the Portfolios. The information is based on operations for the year ended December 31, 2014. More details concerning these fees and expenses are contained in the attached prospectuses for the Funds.

	Minimum	Maximum
Range of Total Annual Portfolio Operating Expenses (expenses include investment advisory fees, distribution (12b-1) fees, and other expenses as a percentage of average Portfolio assets)*	0.22%	1.39%
Range of Total Annual Portfolio Operating Expenses After Contractual Fee Waiver or Reimbursement**	0.22%	1.35%

*	For certain Portfolios, certain expenses were reimbursed or fees waived during 2014. It is anticipated that these voluntary expense reimbursement and fee waiver arrangements will continue past the current year, although certain arrangements may be terminated at any time. After taking into account these arrangements and any contractual fee waiver or expense reimbursement arrangements, Annual Portfolio operating expenses would have ranged from a minimum of 0.22% to a maximum of 1.35%.
**	The “Range of Total Annual Portfolio Operating Expenses After Contractual Fee Waiver or Reimbursement” line in the above table shows the minimum and maximum fees and expenses charged by all of the Portfolios after taking into account contractual fee waiver or reimbursement arrangements in place. Those contractual arrangements are designed to reduce total annual portfolio operating expenses for Owners and will continue for at least one year from the date of this prospectus. For more information about which Portfolios currently have such contractual reimbursement or fee waiver arrangements in place, see the prospectuses of the underlying Funds.

The following Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses, and the fees and expenses of the underlying Portfolios. Because we impose no charges upon surrender or annuitization, your costs will be the same whether you continue to own, surrender, or annuitize the Contract at the end of the period shown. The Examples assume that you invest $10,000 for the time periods indicated and that your

2	Account C (Network Edition) Prospectus

investment has a 5% return each year. The Examples reflect the maximum as well as the minimum fees and expenses of the underlying Portfolios as set forth in the Range of Total Annual Portfolio Operating Expenses table. Although your actual costs may be higher or lower than those shown below, based on these assumptions, your costs would be as follows:

Examples

Contract With the Enhanced Death Benefit—(assuming the maximum EDB charge; i.e., at issue age 56-65)

	1 Year	3 Years	5 Years	10 Years
Maximum Total Annual Portfolio Operating Expenses	$233	$776	$1,346	$2,896
Minimum Total Annual Portfolio Operating Expenses	$144	$447	$772	$1,692

Contract Without the Enhanced Death Benefit

	1 Year	3 Years	5 Years	10 Years
Maximum Total Annual Portfolio Operating Expenses	$192	$652	$1,139	$2,482
Minimum Total Annual Portfolio Operating Expenses	$102	$319	$553	$1,225

We reserve the right to increase the current mortality and expense risk charges to the maximum annual rate of 0.75%. The expense numbers shown in the tables reflect the maximum mortality and expense risk charges. The Contracts may provide for charges for transfers between the Divisions of the Separate Account and for premium taxes, but we are not presently assessing such charges. The charge for the EDB above was determined by multiplying the maximum EDB percentage charge (0.40%) by the entire EDB. The EDB amounts assumed for purposes of this example are equal to the Contract Value at each anniversary. Such hypothetical amounts are for illustrative purposes only. The $30 annual Contract fee (presently waived) is reflected as a 0.03% annual expense. The 0.03% figure represents the annual Contract fees that would have been collected if they were not waived divided by the average assets attributable to the Contracts for the fiscal year ended December 31, 2014.

Please remember that the examples are simply illustrations and do not represent past or future expenses. Your actual expenses may be higher or lower than those shown in the examples. Similarly, your rate of return may be more or less than the 5% assumed in the examples.

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying Portfolios and the assessment of Separate Account charges, which may vary from contract to contract. (For more information on the calculation of underlying account values, see “Application of Purchase Payments.”) Please refer to Appendix A of this prospectus for information regarding the historical Accumulation Unit Values.

Financial statements of the Separate Account and the financial statements of Northwestern Mutual appear in the Statement of Additional Information (“SAI”). The financial statements of the Company should only be considered with respect to the Company’s ability to meet its obligations under the Contract and not with respect to the Contract Value held in the Separate Account, which is principally derived from the investment performance of the Portfolios. The SAI is available free of charge at www.northwesternmutual.com. To receive a copy of the SAI, send a written request to Northwestern Mutual, Life and Annuity Products Department, Room 2E450, 720 East Wisconsin Avenue, Milwaukee, WI 53202, or use the coupon provided at the back of this Prospectus. Semiannually, we will send you reports containing financial information and schedules of investments for the Portfolios underlying the Divisions in which you invest. We will also send you periodic statements showing the value of your Contract and transactions under the Contract since the last statement. You should promptly review these statements and any confirmations of individual transactions that you receive to verify the accuracy of the information, and should promptly notify us of any discrepancies.

The Company

The Northwestern Mutual Life Insurance Company, or through its subsidiaries and affiliates, offers insurance products, investment products, and advisory services which are designed to address clients’ needs for financial security and protection, wealth accumulation and distribution, and estate preservation. Organized by a special act of the Wisconsin Legislature in 1857, the Company is licensed to conduct a conventional life insurance business in the District of Columbia and in all states of the United States. The Company’s total assets were over $229 billion as of December 31, 2014. The Home Office of Northwestern Mutual is located at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

Account C (Network Edition) Prospectus	3

In addition to your fixed account allocations, General Account assets are used to guarantee the payment of certain benefits under the Contracts, including death benefits. To the extent that we are required to pay you amounts in addition to your Contract Value under these benefits, such amounts will come from General Account assets. Thus, Contract Owners must look to the strength of the Company and its General Account with regard to insurance contract guarantees. You should also be aware that the General Account is exposed to the risks normally associated with the operation of a life insurance company, including insurance pricing, asset liability management and interest rate risk, operational risks, and the investment risks of a portfolio of securities that consists largely, though not exclusively, of fixed-income securities. Some of the risks associated with such a portfolio include interest rate, option, liquidity, and credit risk. The financial statements contained in the Statement of Additional Information include a further discussion of risks inherent within the General Account investments. The assets in the General Account are subject to the claims of the Company’s general creditors.

The Separate Account

We established the NML Variable Annuity Account C (the “Separate Account”) on July 22, 1970 by action of our Board of Trustees in accordance with the provisions of the Wisconsin insurance law. The Separate Account is registered with the SEC as a unit investment trust under the 1940 Act.

You may allocate the money you invest under your Contract among the Divisions each of which corresponds to one of the Portfolios of the Funds. The Divisions and Portfolios are described elsewhere in this prospectus. Under Wisconsin law, the investment operations of the Separate Account are kept separate from our other operations. The values for your Contract supported by the Separate Account will not be affected by income, gains, or losses from the rest of our business. The income, gains or losses, realized or unrealized, for the assets we place in the Separate Account for your Contract will determine the value of your Contract benefits supported by the Separate Account, and will not affect the rest of our business. The assets in the Separate Account are reserved for you and other owners of variable annuity contracts, although the assets belong to us and we do not hold the assets as a trustee. While we and our creditors cannot reach the assets of the Separate Account to satisfy other obligations until our obligations under your Contract have been satisfied, all of our assets (except those we hold in certain other separate accounts) are available to satisfy our obligations under your Contract. The obligations under the variable annuity contracts are obligations of the Company as depositor.

When permitted by law and subject to any required regulatory approvals or votes by Contract Owners we reserve the right to:

•	Operate the Separate Account or a Division as either a unit investment trust or a management company under the 1940 Act, or in any other form allowed by law, if deemed by the Company to be in the best interest of Contract Owners.

•	Invest current and future assets of a Division in securities of another Fund as a substitute for shares of a Fund already purchased or to be purchased.
•	Register or deregister the Separate Account under the 1940 Act or change its classification under that Act.

•	Create new separate accounts.

•	Combine the Separate Account with any other separate account.

•	Transfer the assets and liabilities of the Separate Account to another separate account.

•	Transfer cash from time to time between the Company’s general account and the Separate Account as deemed necessary or appropriate and consistent with the terms of the Contracts, including but not limited to transfers for the deduction of charges and in support of payment options.

•	Transfer assets of the Separate Account in excess of reserve requirements applicable to Contracts supported by the Separate Account to the Company’s General Account.

•	Add, delete or make substitutions for the securities and other assets that are held or purchased by the Separate Account.

•	Terminate and/or liquidate the Separate Account.

•	Restrict or eliminate any voting rights of Contract Owners or other persons who have voting rights as to the Separate Account.

•	Make any changes to the Separate Account to conform with, or required by any change in, federal tax law, the 1940 Act and regulations promulgated thereunder, or any other applicable federal or state laws.

In the event that we take any of these actions, we may make an appropriate endorsement of your Contract and take other actions to carry out what we have done.

4	Account C (Network Edition) Prospectus

The Investment Options

The Contract offers a variety of variable investment options selected by the Company, but it does not endorse or recommend a particular option, nor does it provide asset allocation or investment advice. You are responsible for choosing your investment options and the amounts you allocate to each based on your individual situation and your personal savings goals and risk tolerances. After your initial investment decision, you should monitor your investments and periodically review the options you select and the amount allocated to each option to ensure your decisions continue to be appropriate. The amounts you invest are not guaranteed and, because both your principal and any return on your investment are subject to market risk, you can lose money.

Each Division of the Separate Account represents an investment option and its assets are invested in a corresponding Portfolio that is a series of one of the following mutual fund families: Northwestern Mutual Series Fund, Inc.; Fidelity® Variable Insurance Products; Neuberger Berman Advisers Management Trust; the Russell Investment Funds; and the Credit Suisse Trust. The Separate Account buys shares of the Portfolios at their respective net asset values without sales charge. The Portfolios are available for investment only by separate accounts supporting variable insurance products and are not publicly traded. Their performance can differ substantially from publicly traded mutual funds with similar names. The specific Portfolios available under your Contract may change from time to time, and not all Portfolios in which assets of the Separate Account are invested may be available under your Contract. Your ability to invest in a Portfolio may be affected by the actions of such Portfolio, such as when a Portfolio closes.

You may choose to allocate the Accumulation Value of your Contract among the Divisions and you may, subject to certain conditions, transfer values from one Division to another.

Amounts you allocate among the Divisions may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the corresponding Portfolio. The investment objectives and types of investments for each Portfolio are set forth below. There can be no assurance that the Portfolios will realize their objectives. For more information about the investment objectives and policies, the attendant risk factors and expenses for each of the Portfolios described below, see the attached prospectuses. Read the prospectuses carefully before you invest. Please see the prospectuses for the Funds for a discussion of the potential risks and conflicts presented by the use of a Fund as an investment option under variable annuity contracts and variable life insurance policies offered by affiliated and non-affiliated life insurance companies. Note: If you received a summary prospectus for a portfolio listed below, please follow the directions on the first page of the summary prospectus to obtain a copy of the full fund prospectus.

Northwestern Mutual Series Fund, Inc.    The principal investment adviser for the Portfolios of the Northwestern Mutual Series Fund is Mason Street Advisors, LLC (“MSA”), our wholly-owned company. The investment advisory agreements for the respective Portfolios provide that MSA will provide services and bear certain expenses of the Portfolios. MSA employs a staff of investment professionals to manage the assets of the Fund and the other advisory clients of MSA. We provide related facilities and personnel, which MSA uses in performing its investment advisory functions. MSA has retained and oversees a number of asset management firms under investment sub-advisory agreements to provide day-to-day management of the Portfolios indicated below. Each such sub- adviser may be replaced without the approval of shareholders. Please see the attached prospectuses for the Northwestern Mutual Series Fund, Inc. for more information.

Portfolio	Investment Objective	Sub-adviser (if applicable)
Growth Stock Portfolio	Long-term growth of capital; current income is a secondary objective	The Boston Company Asset Management, LLC
Focused Appreciation Portfolio	Long-term growth of capital	Janus Capital Management LLC
Large Cap Core Stock Portfolio	Long-term growth of capital and income	Fayez Sarofim & Co.
Large Cap Blend Portfolio	Long-term growth of capital and income	Fiduciary Management, Inc.
Index 500 Stock Portfolio	Investment results that approximate the performance of the Standard & Poor’s 500® Composite Stock Price Index	N/A
Large Company Value Portfolio	Long-term capital growth; income is a secondary objective	American Century Investment Management, Inc.
Domestic Equity Portfolio	Long-term growth of capital and income	Delaware Investments Fund Advisers, a series of Delaware Management Business Trust
Equity Income Portfolio	Long-term growth of capital and income	T. Rowe Price Associates, Inc.
Mid Cap Growth Stock Portfolio	Long-term growth of capital	William Blair & Company, L.L.C.

Account C (Network Edition) Prospectus	5

Portfolio	Investment Objective	Sub-adviser (if applicable)
Index 400 Stock Portfolio	Investment results that approximate the performance of the S&P MidCap 400® Stock Price Index	N/A
Mid Cap Value Portfolio	Long-term capital growth; current income is a secondary objective	American Century Investment Management, Inc.
Small Cap Growth Stock Portfolio	Long-term growth of capital	Wellington Management Company LLP
Index 600 Stock Portfolio	Investment results that approximate the performance of the Standard & Poor’s SmallCap 600® Index	N/A
Small Cap Value Portfolio	Long-term growth of capital	T. Rowe Price Associates, Inc.
International Growth Portfolio	Long-term growth of capital	Janus Capital Management LLC
Research International Core Portfolio	Capital appreciation	Massachusetts Financial Services Company
International Equity Portfolio	Long-term growth of capital; any income realized will be incidental	Templeton Investment Counsel, LLC
Emerging Markets Equity Portfolio	Capital appreciation	Massachusetts Financial Services Company
Money Market Portfolio	Maximum current income to the extent consistent with liquidity and stability of capital*	BlackRock Advisors, LLC
Short-Term Bond Portfolio	Provide as high a level of current income as is consistent with prudent investment risk	T. Rowe Price Associates, Inc.
Select Bond Portfolio	To provide as high a level of total return as is consistent with prudent investment risk; a secondary objective is to seek preservation of shareholders’ capital	Wells Capital Management, Inc.
Long-Term U.S. Government Bond Portfolio	Maximum total return, consistent with preservation of capital and prudent investment management	Pacific Investment Management Company LLC
Inflation Protection Portfolio	Pursue total return using a strategy that seeks to protect against U.S. inflation	American Century Investment Management, Inc.
High Yield Bond Portfolio	High current income and capital appreciation**	Federated Investment Management Company
Multi-Sector Bond Portfolio	Maximum total return, consistent with prudent investment management	Pacific Investment Management Company LLC
Balanced Portfolio	To realize as high a level of total return as is consistent with prudent investment risk, through income and capital appreciation	N/A
Asset Allocation Portfolio	To realize as high a level of total return as is consistent with reasonable investment risk	N/A

*	Although the Money Market Portfolio seeks to preserve its value at $1.00 per share, it is possible to lose money by investing in the Money Market Portfolio. An investment in a money market portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. During extended periods of low interest rates, the yield of a money market portfolio may also become extremely low and possibly negative.
**	High yield bonds are commonly referred to as junk bonds.

Fidelity® Variable Insurance Products     The Fidelity® VIP Mid Cap Portfolio and the Fidelity® VIP Contrafund® Portfolio are series of Variable Insurance Products III and Variable Insurance Products Fund II, respectively. The Separate Account buys Service Class 2 shares of the Portfolios, the investment adviser for which is the Fidelity Management & Research Company (“FMR”). The following affiliates of FMR also assist with foreign investments: Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Inc.

Portfolio	Investment Objective	Sub-adviser
VIP Mid Cap Portfolio	Long-term growth of capital	FMR Co., Inc.
VIP Contrafund® Portfolio	Long-term capital appreciation	FMR Co., Inc.

6	Account C (Network Edition) Prospectus

Neuberger Berman Advisers Management Trust     The Neuberger Berman Advisers Management Trust Socially Responsive Portfolio is a series of the Neuberger Berman Advisers Management Trust. The Separate Account buys Class I shares of the Portfolio, the investment adviser for which is Neuberger Berman Management LLC.

Portfolio	Investment Objective	Sub-adviser
Socially Responsive Portfolio	Long-term growth of capital by investing primarily in securities of companies that meet the Portfolio’s financial criteria and social policy	Neuberger Berman, LLC

Russell Investment Funds    The assets of each of the Portfolios comprising the Russell Investment Funds are invested by one or more investment management organizations researched and recommended by Frank Russell Company (“Russell”), and an affiliate of Russell, the Russell Investment Management Company (“RIMCo”). RIMCo is the investment adviser of the Russell Investment Funds.

Portfolio	Investment Objective
Multi-Style Equity Fund	Long-term growth of capital
Aggressive Equity Fund	Long-term growth of capital
Global Real Estate Securities Fund	Current income and long-term growth of capital
Non-U.S. Fund	Long-term growth of capital
Core Bond Fund	Current income and, as a secondary objective, capital appreciation
LifePoints® Variable Target Portfolio Series Moderate Strategy Fund	Current income and moderate long term capital appreciation
LifePoints® Variable Target Portfolio Series Balanced Strategy Fund	Above average long-term capital appreciation and a moderate level of current income
LifePoints® Variable Target Portfolio Series Growth Strategy Fund	High long-term capital appreciation, and as a secondary objective, current income
LifePoints® Variable Target Portfolio Series Equity Growth Strategy Fund	High long-term capital appreciation

Credit Suisse Trust    The Commodity Return Strategy Portfolio is a series of Credit Suisse Trust. The Separate Account buys shares of the Portfolio, the investment adviser for which is Credit Suisse Asset Management, LLC.

Portfolio	Investment Objective
Commodity Return Strategy Portfolio	Total Return

Payments We Receive    We select the Portfolios offered through this Contract based on several criteria, including asset class coverage, the strength of the investment adviser’s or sub-advisers’ reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Portfolio’s investment adviser or an affiliate will make payments to us or our affiliates. We review the Portfolios periodically and may remove a Portfolio or limit its availability to new premiums and/or transfers of Contract Value if we determine that the Portfolio no longer meets one or more of the selection criteria, and/or if the Portfolio has not attracted significant allocations from Owners. The Northwestern Mutual Series Fund, Inc. has been included in part because it is managed by a subsidiary of the Company.

We do not provide any investment advice and do not recommend or endorse any particular Portfolio. You bear the risk of any decline in the Contract Value of your Contract resulting from the performance of the Portfolio you have chosen.

Owners, through their indirect investment in the Portfolios, bear the costs of the investment advisory or management fees that the Portfolios pay to their respective investment advisors (see the Portfolios’ prospectuses for more information). As described above, an investment adviser of a Portfolio, or its affiliates, may make payments to the Company and/or certain of our affiliates which is generally a positive factor when selecting Portfolios. However, the amount of such payments is not determinative as to whether a Portfolio is offered through the Contract. These payments may be derived, in whole or in part, from the advisory fee deducted from Portfolio assets. The amount of the compensation is based on a percentage of assets of the Portfolios attributable to the Contracts and certain other variable insurance products that the Company issues. The percentages differ and some investment advisers (or other affiliates) may pay more than others. The percentages currently range up to 0.25%. These payments may be used for various purposes, including payment of expenses that the Company and/or its affiliates incur for services performed on behalf of the Contracts and the Portfolios. The Company and its affiliates may profit from these payments.

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Certain Portfolios have also adopted a Distribution (and/or Shareholder Servicing) Plan under Rule 12b-1 of the 1940 Act, which is described in more detail in the Portfolios’ prospectuses. These payments, which may be up to 0.25%, are deducted from assets of the Portfolios and are paid to our distributor, Northwestern Mutual Investment Services, LLC. These payments decrease the Portfolio’s investment return. We also consider the receipt of these payments generally to be a positive factor when selecting Portfolios.

Additionally, an investment adviser of a Portfolio or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the investment adviser (or its affiliate) with increased access to persons involved in the distribution of the Contracts.

Transfers Between Divisions    Subject to the short term and excessive trading limitations described below and any frequent trading policies adopted by the Funds that are described in their prospectuses, you may change the allocation of Purchase Payments among the Divisions and transfer values from one Division to another both before and after Annuity Payments begin. In order to take full advantage of these features you should carefully consider, on a continuing basis, which investment options are best suited to your long-term investment needs. See “Owner Inquiries and Instructions” for more information on how you may change the allocation of Accumulation or Annuity Units among the Divisions.

We will make the transfer based upon the next valuation of Accumulation or Annuity Units in the affected Divisions after our receipt of your request for transfer at our Home Office, provided it is in good order. If we receive your request for transfer before the close of trading on the NYSE (typically, 4:00 p.m. Eastern Time), your request will receive same-day pricing. If we receive your request for transfer on or after the close of trading on the NYSE, we will process the order using the value of the units in the Divisions determined at the close of the next regular trading session of the NYSE. We will adjust the number of such units to be credited to reflect the respective value of the units in each of the Divisions. The minimum amount of Accumulation Units which may be transferred is the lesser of $100 or the entire value of the Accumulation Units in the Division from which the transfer is being made. There is no minimum transfer amount for Annuity Units.

Short Term and Excessive Trading    Short term and excessive trading (sometimes referred to as “market timing”) may present risks to a Portfolio’s long-term investors, such as Owners and other persons who may have material rights under the Contract (e.g., beneficiaries), because it can, among other things, disrupt Portfolio investment strategies, increase Portfolio transaction and administrative costs, require higher than normal levels of cash reserves to fund unusually large or unexpected redemptions, and adversely affect investment performance. These risks may be greater for Portfolios that invest in securities that may be more vulnerable to arbitrage trading including foreign securities and thinly traded securities, such as small cap stocks and non-investment grade bonds. These types of trading activities also may dilute the value of long-term investors’ interests in a Portfolio if it calculates its net asset value using closing prices that are no longer accurate. Accordingly, we discourage market timing activities.

To deter short term and excessive trading, we have adopted and implemented policies and procedures which are designed to control abusive trading practices. We seek to apply these policies and procedures uniformly to all Contract Owners. Any exceptions must be either expressly permitted by our policies and procedures or subject to an approval process described in them. We may also be prevented from uniformly applying these policies and procedures under applicable state or federal law or regulation. Because exceptions are permitted, it is possible that investors may be treated differently and, as a result, some may be allowed to engage in trading activity that might be viewed as market timing.

Among the steps we have taken to reduce the frequency and effect of these practices are monitoring trading activity and imposing trading restrictions including the prohibition of more than twelve transfers among Divisions under a single Contract during a Contract year. Multiple transfers with the same effective date made by the same Owner will be counted as a single transfer for purposes of applying the twelve transfer limitation. Further, an investor who is identified as having made a transfer in and out of the same Division, excluding the Money Market Division, (“round trip transfer”) in an amount in excess of $10,000 within fourteen calendar days will be restricted from making additional transfers after making two or more such round trip transfers within any Contract year, including the year in which the first such round trip transfer was made. The restriction will last until the next Contract anniversary date and the Contract Owner will be sent a letter informing him or her of the restriction. An investor who is identified as having made one round trip transfer within thirty calendar days aggregating more than one percent (1%) of the total assets of the Portfolio underlying a Division, excluding the Money Market Division and the Divisions corresponding to the Portfolios of the Russell Investment Funds LifePoints® Variable Target Portfolio Series, will be restricted from making additional transfers after making one more such round trip transfer within any Contract year, including the year in which the first such round trip transfer was made. The restriction will last until the next Contract anniversary date and the Contract Owner will be sent a letter informing him or her of the restriction. These limitations do not apply to automatic asset transfers, scheduled or systematic transactions involving portfolio rebalancing, dollar cost averaging, interest sweeps, or to initial allocations or changes in future allocations. Once a Contract is restricted, we will allow one additional transfer into the Money Market Division until the next Contract anniversary. Additionally, in accordance with our procedures, we may modify some of these limitations to

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allow for transfers that would not count against the total transfer limit but only as necessary to alleviate any potential hardships to Owners (e.g., in situations involving a substitution of an underlying fund).

We may change these policies and procedures from time to time in our sole discretion without notice; provided, however, Contract Owners will be given advance, written notice if the policies and procedures are revised to accommodate market timing. Additionally, the Funds may have their own policies and procedures described in their prospectuses that are designed to limit or restrict frequent trading. Such policies may be different from our policies and procedures, and may be more or less restrictive. As the Funds may accept purchase payments from other investors, including other insurance company separate accounts on behalf of their variable product customers and retirement plans, we cannot guarantee that Funds will not be harmed by any abusive market timing activity relating to the retirement plans and/or other insurance companies that may invest in the Funds. Such policies and procedures may provide for the imposition of a redemption fee and, upon request from the Fund, require us to provide transaction information to the Fund (including an Owner’s tax identification number) and to restrict or prohibit transfers and other transactions that involve the purchase of shares of a Portfolio(s). In the event a Fund instructs us to restrict or prohibit transfers or other transactions involving shares of a

Portfolio, you may not be able to make additional purchases in an investment option until the restriction or prohibition ends. If you submit a request that includes a purchase or transfer into such a restricted investment option, we will consider the request “not in good order” and it will not be processed. You may, however, submit a new transfer request.

If we believe your trading activity is in violation of, or inconsistent with, our policies and procedures or otherwise is potentially disruptive to the interests of other investors, you may be asked to stop such activities and future investments, and allocations or transfers by you may be rejected without prior notice. Because we retain discretion to determine what action is appropriate in a given situation, investors may be treated differently and some may be allowed to engage in activities that might be viewed as market timing.

We intend to monitor events and the effectiveness of our policies and procedures in order to identify whether instances of potentially abusive trading practices are occurring. However, we may not be able to identify all instances of abusive trading practices, nor completely eliminate the possibility of such activities, and there may be technological limitations on our ability to impose restrictions on the trading practices of Contract Owners. We may be unable to monitor trading activity by individual participants in omnibus accounts established under group annuity contracts.

The Contract

Generally    The Contract is intended for retirement and long-term savings. The Contract provides for a death benefit during the years when funds are being accumulated and for a variety of income options following retirement. During the years when funds are being paid into your Contract, known as the accumulation phase, the earnings accumulate on a tax-deferred basis. The earnings are taxed as income if you make a withdrawal. The income phase begins when you start receiving Annuity Payments under your Contract. Monthly Annuity Payments begin on the date you select. The amount you accumulate under your Contract, including the results of investment performance, will determine the amount of your monthly Annuity Payments. If, however, the Contract is owned by a non-natural person (e.g., a corporation or a trust), the tax deferral on earnings may be lost. While there are exceptions for certain employee benefit plans, any income on the Contract will generally be treated as ordinary income subject to annual taxation.

Certain provisions of the Contract may be different than the general description in this prospectus, and certain riders, options, or funds may not be available because of legal restrictions in your state. You should consult your Contract, as any such state variations will be included in your Contract or in riders or endorsements attached to your Contract.

Eligible Purchasers    Pursuant to a determination of eligibility by an officer of Northwestern Mutual Investment

Services, LLC (“NMIS”), principal underwriter and distributor of the Contract, or by his or her designee, Contracts may be sold to current or retired registered representatives of NMIS, immediate family members of such registered representatives, a family trust in the name of such a registered representative, or individuals directly employed by current representatives (“Eligible Persons”). For this purpose, “immediate family” means (a) current spouses (or spousal equivalents if recognized under local law), or (b) parents and children (under age 21), including parents and children in adoptive and current step relationships. After a Contract is purchased, additional investments can be made for the life of the Contract regardless of the eligibility status of the purchaser.

Free Look    If you return the Contract within ten days after you receive it (or whatever period is required under applicable state law), we will send your money back. There is no charge for our expenses but the amount you receive may be more or less than what you paid, based on actual investment experience following the date we received your purchase payment. In the event that applicable state law requires us to return the full amount of your purchase payment, we will do so.

Contract Values    The value of your Contract on any Valuation Date is the sum of the following: (i) the value of your amounts held in the Divisions of the Separate Account on

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that Valuation Date; less (ii) any withdrawals since that Valuation Date and any applicable charges under the Contract deducted since that Valuation Date. We use the “net investment factor” as a way to calculate the investment performance of a Division from valuation period to valuation period. For each Division, the net investment factor shows the investment performance of the underlying mutual fund Portfolio in which a particular Division invests, including the charges assessed against that Division for a given valuation period. The Portfolios will distribute investment income and realized capital gains to the Divisions, which we will reinvest in additional shares of those same Portfolios. Unrealized capital gains and realized and unrealized capital losses will be reflected by changes in the value of the shares held by the Division. We may surrender your Contract for its Contract Value, in accordance with applicable state law, if, before the Maturity Date no Purchase Payments have been received under the Contract for a period of two full years and both the Contract Value and the total Purchase Payments paid (less amounts withdrawn) are each less than $2,000.

Purchase Payments Under the Contract

Frequency and Amount    A Purchase Payment is the money you give us to apply to your Contract. You may make Purchase Payments monthly, quarterly, semiannually, annually, or on any other frequency acceptable to us. The minimum initial Purchase Payment is $10,000. The minimum amount for each subsequent Purchase Payment is $25, although we may accept lower amounts in certain circumstances. We will accept larger Purchase Payments than the minimums, but total Purchase Payments under any Contract may not exceed $5,000,000 without our consent.

In certain situations, we may, in our discretion, reduce or waive our minimum purchase payment requirements. For example, we may reduce the minimum initial purchase amount from $10,000 to no less than $5,000 provided you elect on your application to make additional subsequent Purchase Payments such that the total Purchase Payments you make on or before the first anniversary date of your Contract equal or exceed $10,000. Also, when initial Purchase Payments representing proceeds from annuity exchanges are determined to satisfy the Contract minimum based on values at the time you sign your application, but the amount subsequently received by us is less than the required minimum due to market value fluctuations and sales or administrative fees charged in connection with the exchange, we may reduce the required minimum by the sum of any such depreciation and fees.

Application of Purchase Payments    We credit Net Purchase Payments to the variable options as you direct, and invest those assets in shares of those Portfolios that correspond to the applicable Divisions; the term “Accumulation Units” describes the value of this interest in the Separate Account.

Initial Net Purchase Payments allocated to a Division will be priced at the Accumulation Unit Value determined no later than two Valuation Dates after we receive at our Home Office or a lockbox facility we have designated both your initial Purchase Payment and your application in good order. “Good order” means that the application is complete and accurate and all applicable requirements are satisfied. If your application is not in good order, we may take up to five Valuation Dates to resolve the problem. If we are unable to resolve the problem within that time, we will notify you in writing of the reasons for the delay. If you revoke the consent given with your application to hold your initial Purchase Payment pending resolution of the problem, we will return your payment. Otherwise, the number of Accumulation Units you receive for your initial Net Purchase Payment will be determined based upon the valuation of the assets of that Division we make not later than two Valuation Dates following the date on which the problem is resolved and your application is put into good order. Although we do not anticipate delays in our receipt and processing of applications or Purchase Payment requests, we may experience such delays to the extent applications and Purchase Payments are not forwarded to our Home Office in a timely manner. Such delays could result in delays in the issuance of Contracts and the allocation of Purchase Payments under existing Contracts.

Subsequent Net Purchase Payments will be priced based on the next determined Accumulation Unit Value after the payment is received in good order either at the Home Office or a lockbox facility we have designated.

We deem receipt of a Purchase Payment to occur on a given Valuation Date if receipt occurs before the close of trading on the NYSE (typically, 4:00 p.m. Eastern Time). If receipt occurs on or after the close of trading on the NYSE, we deem receipt to occur on the following Valuation Date. You may send Purchase Payments to our Home Office or to a payment center designated by us. All payments must be made in U.S. Dollars payable through a U.S. financial institution. We accept Purchase Payments by check or electronic funds transfer (“EFT”). We do not accept third-party checks at the Home Office as part of the initial Purchase Payment. We generally will not accept cash, money orders, traveler’s checks, or “starter” checks; however, in limited circumstances, we may accept some cash equivalents in accord with our anti-money laundering procedures. If you make a Purchase Payment with a check or bank draft and, for whatever reason, it is later returned unpaid or uncollected, or if a Purchase Payment by EFT is reversed, we reserve the right to reverse the transaction. We also reserve the right to recover any resulting losses incurred by us by withdrawing a sufficient amount of Contract Value. We may reject any application or Purchase Payment for any reason permitted by law. We may also be required to provide additional information about you and your account to government regulators.

The value of an Accumulation Unit in each Division varies with the investment experience of the Division (which in turn is determined by the investment experience of the corresponding Portfolio). We determine the value by multiplying the value on the immediately preceding valuation date by the net investment factor for the Division. The net

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investment factor takes into account the investment experience of the Portfolio, the deduction for mortality and expense risks we have assumed and a deduction for any applicable taxes or for any expenses resulting from a substitution of securities. Since you bear the investment risk, there is no guarantee as to the aggregate value of your Accumulation Units. That value may be less than, equal to, or more than the cumulative net purchase payments you have made.

Maturity Date    Under Contracts currently offered, Purchase Payments may be made until the Maturity Date stated on the Contract’s specifications page, or until Annuity Payments begin, whichever is earlier. Distributions may be required before the Maturity Date. (See “Taxation of Contract Benefits.”) Any death benefit you elect will automatically terminate upon annuitization, which will occur no later than the contract’s maturity date (i.e., the date upon which you must either annuitize or take a lump sum).

Access to Your Money

Withdrawals    Contract Owners may withdraw some or all of the Accumulation Unit Value at any time before the Maturity Date. We may require that a Contract Value of at least $2,000 remain after a partial withdrawal. You may instruct us how to allocate your partial withdrawal request among your investments in the Divisions. If no direction is received, your withdrawal will be deducted proportionately from each of your investments.

Withdrawals may also be made after the Maturity Date. If Annuity Payments are being made under variable income plan 1, the payee may surrender the Contract and receive the value of the Annuity Units credited to his or her Contract. If Annuity Payments are being made under variable income plan 2 and the payee dies during the certain period (or if both payees die during the certain period of variable income plan 3), the beneficiary may surrender the Contract and receive the withdrawal value of the unpaid payments for the certain period. The withdrawal value is based on the Annuity Unit value on the withdrawal date, with the unpaid payments discounted at the Assumed Investment Rate. (See “Description of Variable Income Plans.”)

We may accept withdrawal requests (including, but not limited to exchanges reported under IRC §1035 and direct trustee to trustee transfers) in writing or by telephone, subject to our administrative procedures, which may include the proper completion of certain forms, the provision of appropriate identifying information, and other administrative requirements. Full surrenders require a signed form. Withdrawal requests must be submitted on properly completed Northwestern Mutual forms or an electronic order ticket. See “Owner Inquiries and Instructions” for more information. Improperly submitted and incomplete forms will not be considered to be in good order and will not be processed. We will process your request at the accumulation value next determined only after our receipt of your request in good order, which includes satisfaction of all our administrative requirements. Subject to our administrative procedures and our approval, you may request that a withdrawal be processed

(or that an Income Plan start) on a future date you specify. Otherwise, we will pay the amount of any withdrawal from the Separate Account within seven days (or whatever period that may be required under applicable state law) after we receive the request in good order unless the suspension of payments or transfers provision is in effect. You may revoke a request for withdrawal on a specified future date any time prior to such future date. Subject to our rules, requirements, and availability, your Financial Representative may provide us with instructions on your behalf involving the frequency, amount, and destination of partial and complete withdrawals made under your Contract.

If mandated under applicable law, we may be required to block an Owner’s account and thereby refuse to pay any requests for transfer, partial withdrawal, surrender or death benefits, until instructions are received from the appropriate regulator. We may also be required to provide additional information about an Owner and an Owner’s account to government regulators.

Benefits Provided Under the Contracts

Subject to the restrictions noted below, we will pay the death benefits of a Contract in a lump sum or under the Income Plans described below. We reserve the right to defer determination of the withdrawal value of the Contracts, or the payment of benefits under a variable income plan, until after the end of any period during which the right to redeem shares of a Portfolio is suspended, or payment of the redemption value is postponed pursuant to the provisions of the 1940 Act because of one or more of the following: (a) the NYSE is closed, except for routine closings on holidays or weekends; (b) the SEC has determined that trading on the NYSE is restricted; (c) the SEC permits suspension or postponement and so orders; (d) an emergency exists, as defined by the SEC, so that valuation of the assets of the Funds or disposal of securities they hold is not reasonably practical; or (e) such suspension or postponement is otherwise permitted by the 1940 Act. If, under SEC rules, the Money Market Portfolio suspends payments of redemption proceeds in connection with a liquidation of the Portfolio, we will delay payment of any transfer, partial surrender, surrender or death benefit from the Money Market Division until the Portfolio is liquidated.

Death Benefit

How Much is the Death Benefit?     The amount of the Death Benefit depends in part on when the Annuitant dies. (Remember that the Annuitant is the person upon whose life the Contract is issued.)

•	If an Annuitant dies before the Contract’s Maturity Date—and on or after his or her 75th birthday, the Death Benefit will equal the Contract Value (determined as described below).

•	If an Annuitant dies after the Contract’s Maturity Date (which is stated on the specifications page of the Contract), or any time after Annuity Payments begin, no Death Benefit is payable. Income Plans have their own payout benefit rules at death. (See “Income Plans”.)

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•	If an Annuitant dies before the Contract’s Maturity Date— and before his or her 75th birthday—the Death Benefit will equal the greater of the following:

•	the Contract Value (determined as described immediately below); or

•	the amount of Purchase Payments we received, less an adjustment for every withdrawal. (For each withdrawal, we reduce the minimum death benefit by the percentage of the Contract Value withdrawn.)

When is the Death Benefit Determined?     In determining the amount of the Death Benefit, the Contract Value is determined the date we receive proof of the Annuitant’s death at our Home Office. If we receive proof of death before the close of trading for the NYSE (typically, 4:00 p.m. Eastern Time), we will determine the Contract Value based on the value of the units in the Divisions determined at the close of that day’s trading session. If, however, we receive proof of death on or after the close of NYSE trading, we will determine the Contract Value based on the value of the units in the Divisions determined at the close of the next NYSE trading session.

Guaranteed Minimum Death Benefit Examples

Set forth below are two numerical examples illustrating the effect of a withdrawal from the contract upon the minimum death benefit. The first example shows a hypothetical increase in Contract Value and a hypothetical withdrawal amount; the second shows a hypothetical decrease in Contract Value and a different hypothetical withdrawal amount (this method of calculating reductions has a greater effect on withdrawals when the death benefit exceeds the Contract Value):

	When Contract Value Exceeds Total Purchase Payments	When Contract Value is Less Than Total Purchase Payments
Total Purchase Payments	$50,000	$50,000
Guaranteed Minimum Death Benefit immediately before withdrawal	$50,000	$50,000
Contract Value at the time of withdrawal	$100,000	$40,000
Withdrawal Amount	$25,000	$10,000
Proportionate Adjustment for Withdrawal	($25,000/$100,000) x $50,000 = $12,500	($10,000/$40,000) x $50,000 = $12,500
Percentage Reduction in Death Benefit	25%	25%
Guaranteed Minimum Death Benefit immediately after the withdrawal	$50,000–$12,500 = $37,500	$50,000–$12,500 = $37,500

An enhanced death benefit (“EDB”) is available at extra cost. The EDB allows an Owner to “lock in” increases in Contract Value as measured on each Contract anniversary date prior to the Primary Annuitant’s 80th birthday, increased by the dollar amount of subsequent Purchase Payments and proportionally reduced for subsequent withdrawals, in determining the death benefit payable. The EDB also guarantees that the death benefit payable under the Contract will never be less than Purchase Payments made under the Contract (adjusted for any withdrawals). The EDB on any Valuation Date equals the greatest of (i) the Contract value on that date, (ii) the amount of Purchase Payments made under the Contract (adjusted for any withdrawals), or (iii) the EDB on the most recent Contract anniversary date prior to the Primary Annuitant’s 80th birthday, increased by any Purchase Payments we received since that Contract anniversary and decreased by the percentage of Contract value withdrawn since that Contract anniversary. We deduct the extra cost for the EDB from the Contract Value on each Contract anniversary while the EDB is in effect. (See “Enhanced Death Benefit Charge.”) The EDB is available through issue age 65 (i.e., the application must be approved no later than six months following the Primary Annuitant’s 65th birthday) and must be elected when the Contract is issued. The EDB will remain in effect until the Maturity Date or the death of the Primary Annuitant or if you ask us to remove it from your Contract. You cannot add it to your Contract again after it has been removed.

Enhanced Death Benefit Examples

Set forth below is a numerical example demonstrating the calculation of the enhanced death benefit (assuming an initial purchase payment of $100,000 with no subsequent purchase payments and no withdrawals):

Contract Anniversary	Contract Value	Enhanced Death Benefit
First	$120,000	$120,000
Second	$130,000	$130,000
Third	$110,000	$130,000

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Set forth below is an example showing the calculation of both the death benefit and the enhanced death benefit for a contract with a subsequent purchase payment and a withdrawal (for illustrative purposes, the contract values are hypothetical and no annual fees are taken into account):

Date-Activity	Contract Value	Death Benefit	Enhanced Death Benefit
1/1/2016–$100,000 Initial Purchase Payment	$100,000 (immediately after Purchase Payment)	$100,000	$100,000
1/1/2017–$50,000 Purchase Payment	$120,000 (immediately before Purchase Payment)	$150,000 (i.e., the sum of the two Purchase Payments)	$170,000 (i.e., the highest anniversary account value plus the $50,000 Purchase Payment)
6/1/2017–$20,000 withdrawal	$125,000 (immediately before the withdrawal)	(1–$20,000/$125,000) x $150,000 = $126,000 (immediately after the withdrawal)	(1–$20,000/$125,000) x $170,000 = $142,800 (immediately after the withdrawal)

How is the Death Benefit Distributed?    If the Owner is the Annuitant and dies before the Contract’s Maturity Date, the Beneficiary automatically becomes the new Owner and Annuitant, and the Contract continues in force. (If there is more than one Beneficiary for a given Contract, each Beneficiary must make his or her own method of payment election.) If the Contract continues in force, we will set the Contract Value at an amount equal to the Death Benefit. If this results in an addition to the Contract Value, we will place the additional amount in the Money Market Division and the Beneficiary (now, the new Owner) may transfer it to the Divisions chosen by such Beneficiary/Owner. Pursuant to the terms of the Contract, the Contract Value will remain invested in the same investment options as those at the time of the Annuitant’s death until such time as the Beneficiary elects to transfer to different investment options or to make a withdrawal.

If the Owner is not the Annuitant and the Annuitant dies before the Maturity Date, the contingent Annuitant automatically becomes the new Annuitant and the Contract continues in force. If no contingent Annuitant is named within 60 days (or whatever period that may be required under applicable state law) after we receive proof of death of the Annuitant, the Death Benefit becomes payable to the Owner.

If an Owner is the Annuitant and, during his or her life, elected an Income Plan (see “Income Plans”) for a Beneficiary, Annuity Payments begin to such Beneficiary upon the death of the Owner, as described above. If the Owner did not elect an Income Plan for a Beneficiary, the Beneficiary may elect to:

•	continue the Contract (as described above),

•	receive the Death Benefit under an Income Plan, subject to limitations under federal and/or state law, or

•	receive the Death Benefit as a lump sum check.

In any event, the Beneficiary must take distributions from the Contract pursuant to the applicable minimum distribution requirements. (See “Minimum Distribution Requirements.”) If no affirmative election is made, the Beneficiary will receive the Death Benefit as a lump sum check.

Income Plans

Generally    If you decide to begin receiving Annuity Payments from your Contract, you may choose either (1) monthly payments for a specified period (guaranteed only for contracts issued before May 1, 2013), or (2) monthly payments for your life (assuming you are the Annuitant), and you may choose to have payments continue to your Beneficiary for the balance of 10 or 20 years if you die sooner, or (3) monthly payments for your life and for the life of another person (usually your spouse) selected by you. These Income Plans are available to you on a variable or fixed basis, or a combination thereof, depending on applicable state law. Your Contract may guarantee the right to other Income Plans, and we may offer other Income Plans from time to time from which you may choose when deciding to start receiving Annuity Payments. While no charges are assessed on fixed income plans, we will continue to assess mortality rate and expense risk charges on variable income plans. You will also continue to incur the fees and expenses of the underlying Portfolios in which you direct the assets supporting your Income Plan be invested. The fixed income plans are not described in this prospectus. If you select a fixed income plan, we will cancel any Accumulation Units credited to your Contract, transfer the withdrawal value of the Contract to our General Account, and you will no longer have any interest in the Separate Account.

A variable income plan means that the amount representing the actuarial liability under the variable income plan will continue to be invested in one or more of the investment choices you select. Your monthly Annuity Payments will vary up or down to reflect continuing investment performance. Under a variable income plan, you bear the entire investment risk, since we make no guarantees of investment return. Accordingly, there is no guarantee of the amount of the variable payments, and you must expect the amount of such payments to change from month to month. A fixed income plan, on the other hand, guarantees the amount you will receive each month. For a discussion of tax considerations and limitations regarding the election of Income Plans, see “Federal Income Taxes.”

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On the Maturity Date, if you have not elected a permissible Income Plan (i.e., one offered by the Company for your Contract), we will change the Maturity Date to the Contract anniversary nearest the Annuitant’s 98th birthday (if the Maturity Date is not already such date) and, upon that Maturity Date, we will pay the Contract Value in monthly payments for life under a variable income plan with payments certain for ten years, using your investment choices then in effect.

Description of Variable Income Plans    The following variable income plans are available:

1. Period Certain (sometimes referred to as Installment Income for a Specified Period).    An annuity payable monthly for a specified period of 10 to 30 years during the first five Contract years and over a specified period of 5 to 30 years beginning with the sixth Contract year (guaranteed only for contracts issued before May 1, 2013).

2. Single Life Income with or without Period Certain (sometimes referred to as Single Life Income with or without Certain Period).    An annuity payable monthly until the payee’s death, or until the expiration of a selected certain period, whichever is later. You may select a certain period of either 10 or 20 years, or you may choose a plan with no certain period. After the payee’s death, we will make any remaining guaranteed payments to the designated beneficiary.

3. Joint and Survivor Life Income with Period Certain (sometimes referred to as Joint and Survivor Life Income with Certain Period).    An annuity payable monthly for a certain period of 10 years and thereafter to two persons for their joint lives. On the death of either payee, payments continue for the remainder of the 10 years certain or the remaining lifetime of the survivor, whichever is longer.

We may, subject to applicable state law, limit the election of a variable income plan to one that results in an initial payment of at least $20. A variable income plan will continue even if payments fall to less than $20 after the plan begins. From time to time we may establish variable income plan rates with greater actuarial value than those stated in the Contract and make them available at the time of settlement. We may also make available other plans, with provisions and rates we publish for those plans.

After the effective date of an Income Plan which does not involve a life contingency (i.e., Plan 1), a payee may transfer to either form of life annuity (i.e., Plans 2 or 3) at no charge. We will apply the value of the remaining payments to the new plan selected. We will determine the amount of the first Annuity Payment under the new plan on the basis of the particular plan selected, the Annuity Payment rate, and the Annuitant’s adjusted age and sex. Subsequent payments will vary to reflect changes in the value of the Annuity Units credited. We may permit other transfers between Income

Plans, subject to such limitations we may reasonably determine. Generally, however, we permit neither withdrawals from an Income Plan involving a life contingency nor transfer to an Income Plan that does not involve the same life contingency. Income plans for Beneficiaries may differ from those offered to Owners. At the written request of the Owner, we may impose restrictions on payments to beneficiaries.

Amount of Annuity Payments    We will determine the amount of the first Annuity Payment on the basis of the particular variable income plan you select, the Annuity Payment rate (i.e., the stream of projected annuity payments based on an actuarial projection of the length of time annuity payments will continue as well as other factors including the assumed investment rate) and, for plans involving life contingencies, the Annuitant’s adjusted age and sex. (A contract with Annuity Payment rates that are not based on sex is also available.) We will calculate the amount of the first Annuity Payment on a basis that takes into account the length of time over which we expect Annuity Payments to continue. The first payment will be lower for an Annuitant who is younger when payments begin, and higher for an Annuitant who is older, if the variable income plan involves life contingencies. The first payment will be lower if the variable income plan includes a longer certain period. variable annuity payments after the first will vary from month to month to reflect the fluctuating value of the Annuity Units credited to your Contract. Annuity Units represent the actuarial value of a variable income plan’s interest in a Division of the Separate Account after Annuity Payments begin.

Assumed Investment Rate    The variable annuity rate tables for the Contracts are based upon an Assumed Investment Rate of 3 1⁄2%. Variable Annuity rate tables based upon an Assumed Investment Rate of 5% are also available where permitted by state law. The Assumed Investment Rate affects both the amount of the first variable payment and the amount by which subsequent payments increase or decrease. The Assumed Investment Rate does not affect the actuarial value of the future payments as of the date when payments begin, though it does affect the actual amount which may be received by an individual Annuitant.

Over a period of time, if each Division achieved a net investment result exactly equal to the Assumed Investment Rate applicable to a particular variable income plan, the amount of Annuity Payments would be level. However, if the Division achieved a net investment result greater than the Assumed Investment Rate, the amount of Annuity Payments would increase. Similarly, if the Division achieved a net investment result smaller than the Assumed Investment Rate, the amount of Annuity Payments would decrease. A higher Assumed Investment Rate will result in a larger initial payment but more slowly rising and more rapidly falling subsequent payments than a lower Assumed Investment Rate.

14	Account C (Network Edition) Prospectus

Deductions

We will make the following deductions:

Mortality Rate and Expense Risk Charges

Nature and Amount of the Charges    When we determine the value of Accumulation and Annuity Units, we deduct a charge for mortality rate and expense risks we have assumed. We assume, for example, the risk that Annuity Payments will continue for longer periods than anticipated because the Annuitants as a group live longer than expected. We also assume the risk that the charges we make may be insufficient to cover the actual costs we incur in connection with the Contracts, including other costs such as those related to marketing and distribution. We assume these risks for the duration of the Contract. In case these costs exceed the amount of the charges we collect, the costs will be paid out of our general assets. If the amount of the charge is more than sufficient to cover the mortality and expense risk, any excess may be used for any Company purpose.

The deduction from Accumulation Units and Annuity Units is at a current annual rate of 0.35% of the assets of the Separate Account. Our Board of Trustees may increase or decrease the deduction, but in no event may the deduction exceed an annual rate of 0.75%.

Other Expense Risks    The value of your Contract may reflect a deduction of any reasonable expenses which may result if there were a substitution of other securities for shares of the Portfolios as described under “The Separate Account” and any applicable taxes, (i.e., any tax liability) we have paid or reserved for resulting from the maintenance or operation of a Division of the Separate Account, other than applicable premium taxes which we may deduct directly from considerations. We do not presently anticipate that we will make any deduction for federal income taxes (see “Taxation of Northwestern Mutual”), nor do we anticipate that maintenance or operation of the Separate Account will give rise to any deduction for state or local taxes. However, we reserve the right to charge the appropriate Contracts with their shares of any tax liability which may result under present or future tax laws from the maintenance or operation of the Separate Account or to deduct any such tax liability in the computation of the value of such Contracts. Our right to make deductions for expenses resulting from a substitution of securities may be restricted by the 1940 Act.

Contract Fee    On each Contract anniversary prior to the Maturity Date, we make a deduction of $30 for administrative expenses relating to a Contract during the prior year. We make the charge by reducing the number of Accumulation Units credited to the Contract. We cannot increase this charge. The charge is intended only to reimburse us for our actual administrative expenses. We currently are waiving this charge.

Enhanced Death Benefit Charge    On each Contract anniversary on which the enhanced death benefit is in effect, we deduct from the Contract Value a charge based on the amount of the enhanced death benefit on the Contract Anniversary and the age of the Annuitant when the Contract was issued. The charge is 0.10% of the amount of the enhanced death benefit for issue age 45 or less, 0.20% for issue age 46-55, and 0.40% for issue age 56-65. This charge is for the risks we assume in guaranteeing the enhanced death benefit. We deduct the charge from the Divisions of the Separate Account in proportion to the amounts you have invested.

Premium Taxes    The Contract provides for the deduction of applicable premium taxes, if any, from Purchase Payments or from Contract benefits. Various jurisdictions levy premium taxes. Premium taxes presently range from 0% to 3.5% of total Purchase Payments. Many jurisdictions presently exempt from premium taxes annuities such as the Contract. As a matter of current practice, we do not deduct premium taxes from Purchase Payments received under the Contract or from Contract benefits. However, we reserve the right to deduct premium taxes in the future. The amount deducted, if any, may be more or less than the percentage charged by your state of residence.

Portfolio Expenses and Charges    The expenses borne by the Portfolios in which the assets of the Separate Account are invested are described in the attached mutual fund prospectuses.

Expedited Delivery Charge    When, at your request, we incur the expense of providing expedited delivery of your redemption request (e.g., a complete or partial withdrawal) we assess the following charges: $15 for express mail delivery (plus $2 for “signature required” service) and $15 for a wire transfer.

Federal Income Taxes

Taxation of Contract Benefits

We offer the Contract for use in non tax-qualified situations (i.e., contributions are taxable). There are no limitations on who can purchase a non-tax qualified annuity or the amount that can be contributed to the Contract. Contributions to non-tax qualified Contracts are not deductible.

For Contracts held by individuals, no tax is payable as a result of any increase in the value of a Contract. Contract benefits will be taxable as ordinary income when received in accordance with Section 72 of the Internal Revenue Code (“Code”). If the Owner of a non-tax qualified Contract elects to receive the entire value of the Contract as Annuity

Account C (Network Edition) Prospectus	15

Payments under a variable income plan or fixed income plan, or a portion of the Contract as Annuity Payments under either Income Plan for a period of at least the Owner’s life expectancy or ten years, benefits received will be taxable as ordinary income to the extent they exceed that portion of each payment which represents the ratio of the Owner’s “investment in the contract” to the Owner’s “expected return” as defined in Section 72 (the “exclusion ratio”), until the entire “investment in the contract” is recovered. Benefits received in a lump sum or as partial annuity payments that do not qualify for exclusion ratio taxation will be taxable as ordinary income to the extent they exceed the “investment in the contract.” A partial withdrawal or collateral assignment prior to the Maturity Date will result in the receipt of gross income by the Owner to the extent that the amounts withdrawn or assigned do not exceed the excess (if any) of the total value of Accumulation Units over total purchase payments paid under the Contract less any amounts previously withdrawn or assigned. Thus, any investment gains reflected in the Contract Values are considered to be withdrawn first and are taxable as ordinary income. Investment gains will be determined by aggregating all non-tax qualified deferred Contracts we issue to the Owner during the same calendar year.

A penalty tax of 10% of the amount of the payment which is includible in income will be imposed, by federal tax law, on non-exempt withdrawals of Contract benefits. Payments which are exempt from the penalty tax include payments upon disability, after age 59 1⁄2 and for certain substantially equal periodic payments.

For taxable years beginning in 2013, part or all of the taxable benefits from and sales of non-tax qualified Contracts may be subject to an additional 3.8% Medicare tax. The tax will be assessed on the Owner’s net investment income for the year to the extent that the Owner’s adjusted gross income (with slight modifications) exceeds $250,000 (married filing jointly or surviving spouse), $125,000 (married filing separately) or $200,000 (other filers) (not indexed). The term “net investment income” is defined to include payments from non-tax qualified annuities and dispositions of property. You should consult a tax advisor about the impact of this new tax on distributions from your contract/policy.

One or more non-tax qualified Contracts can be wholly or partially exchanged for one or more other annuity contracts under Section 1035 of the Code without recognition of gain or loss. However, withdrawals taken within 6 months after a partial exchange may cause the partial exchange to be taxed as a withdrawal. Certain nonqualified Contracts not held by individuals, such as Contracts purchased by corporate employers in connection with deferred compensation plans, will not be taxed as annuity Contracts and increases in the value of the Contracts will be taxable in the year earned.

The Owner of a non-tax qualified Contract is not required to take required minimum distributions during the Owner’s lifetime. However, the Contract death proceeds must be distributed to any non-spouse beneficiary either within five years of the Owner’s death or as substantially periodic payments over the beneficiary’s life or life expectancy commencing within one year of the Owner’s death. The surviving spouse, as defined under federal tax law, is not subject to any distribution requirements.

Defense of Marriage Act    The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit and any joint-life coverage under an optional living benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal tax law. The U.S. Supreme Court has held Section 3 of the federal Defense of Marriage Act (which purportedly did not recognize same-sex marriages, even those which are permitted under individual state laws) to be unconstitutional. Therefore, same-sex marriages recognized under state law will be recognized for federal tax law purposes. The Department of Treasury and the Internal Revenue Service have recently determined that for federal tax purposes, same-sex spouses will be determined based on the law of the state in which the marriage was celebrated irrespective of the law of the state in which the person resides. However, some uncertainty remains regarding the treatment of same-sex spouses, especially with regard to state law and state tax law. Consult a tax and/or legal advisor for more information on this subject.

Taxation of Northwestern Mutual

We may charge the appropriate Contracts with their shares of any tax liability which may result from the maintenance or operation of the Divisions of the Separate Account. We are currently making no charge. (See “Deductions.”)

Other Considerations

You should understand that the tax rules for annuities are complex and cannot be readily summarized. The foregoing discussion does not address special rules applicable in many situations, rules governing Contracts issued or purchase payments made in past years, current legislative proposals, or state or other law. This tax discussion is intended for the promotion of Northwestern Mutual Life products. It does not constitute legal or tax advice, and is not intended to be used and cannot be used to avoid any penalties that may be imposed on a taxpayer. Taxpayers should seek advice based on their particular circumstances from an independent tax advisor. Before you purchase a Contract, we advise you to consult qualified tax counsel.

16	Account C (Network Edition) Prospectus

Contract Owner Services

Automatic Dollar-Cost Averaging    The Dollar-Cost Averaging Plan is an investment strategy designed to reduce the investment risks associated with market fluctuations. The strategy spreads the allocation of money (expressed in whole percentages and in amounts of at least $100) into the Divisions over a period of time by systematically and automatically transferring, on a monthly, quarterly, semi-annual, or annual basis, specified dollar amounts from the Money Market Division into the other Division(s). This allows you to potentially reduce the risk of investing most of your Purchase Payments into the Divisions at a time when prices are high. Transfers will end either when the amount in the Money Market Division is depleted or when you notify us to stop such transfers, whichever is earlier. There is no charge for the Dollar-Cost Averaging Plan. We reserve the right to modify or terminate the Dollar-Cost Averaging Plan at any time.

Dollar cost averaging does not assure a profit or protect against loss in a declining market. Carefully consider your willingness to continue payments during periods of low prices.

Electronic Funds Transfer (“EFT”)    Another convenient way to invest using the dollar-cost averaging approach is through our EFT Plan. These automatic withdrawals allow you to add Purchase Payments to the Division(s) within your Contract on a regular monthly basis through payments drawn directly on your checking account. There is no charge for the EFT service.

A program of regular investing cannot assure a profit or protect against loss in a declining market.

Systematic Withdrawal Plan    You can arrange to have regular amounts of money sent to you while your Contract is still in the accumulation phase. Our Systematic Withdrawal Plan allows you to automatically redeem Accumulation Units to generate monthly payments. The withdrawals may be taken either proportionately from each Portfolio or from specific Portfolios you designate. Systematic withdrawals continue until at least one of the following occurs: (1) the amount in any of the selected Portfolios is depleted; (2) less than 100 Accumulation Units remain in the Contract; (3) a systematic withdrawal plan terminates; or (4) when the final amount is distributed and there is no value left in the Contract (in which case the Contract will terminate); or (5) you terminate systematic withdrawals. You may have to pay income taxes and tax penalties on amounts you receive. There is no charge for the Systematic Withdrawal Plan service. We reserve the right to modify or terminate this Systematic Withdrawal Plan at any time.

Portfolio Rebalancing    To help you maintain your asset allocation over time, we offer a rebalancing service. This will automatically readjust your current investment option allocations,

on a periodic basis (i.e., monthly, quarterly, semi-annually, or annually), back to the allocation percentages you have selected. There is no charge for this Portfolio Rebalancing feature. We reserve the right to modify or terminate this Portfolio Rebalancing feature at any time. If you transfer between underlying investment options, automatic portfolio rebalancing (“APR”) will ordinarily end and you will need to make a new APR election if you want APR to continue.

Only Contracts with accumulation values of $10,000 or more or those Contracts that have been annuitized are eligible. A program of regular investing cannot assure a profit or protect against loss in a declining market.

Substitution of Portfolio Shares and Other Changes    When permitted by law and subject to any required regulatory approvals, we reserve the right to eliminate a Portfolio and to substitute another Portfolio or mutual fund for such Portfolio if the shares of the Portfolio are no longer available for investment or, in our judgment, further investment in the Portfolio is no longer appropriate. Pursuant to an order of the Securities and Exchange Commission (“SEC”), effective November 15, 2013 the Commodity Return Strategy Portfolio was substituted for the Commodities Return Strategy Portfolio, a series of the Northwestern Mutual Series Fund, Inc. (the “Replaced Portfolio”). The Replaced Portfolio is no longer available as an investment option. As a condition of the order, until November 15, 2015 we will periodically reimburse subaccount expenses to the extent the Commodity Return Strategy Portfolio’s expenses exceed the expenses of the Replaced Portfolio. Depending on the timing of such reimbursement (typically quarterly), financial information or values of the Division investing in the Commodity Return Strategy Portfolio for some of the time periods reflected in such values would be lower prior to the reimbursements being applied. In the event we take any action to substitute another Portfolio in the future, we may make an appropriate endorsement of your Contract and take other necessary actions.

Owner Inquiries and Instructions    Get up-to-date information about your Contract at your convenience with your User ID and password. Visit our website (www.northwesternmutual.com) to enroll for access to Division performance information, forms for routine service, and daily unit values for Contracts you own with your User ID and password. Eligible Owners may also set up certain electronic payments, transfer invested assets among investment Divisions, and change the allocation of future contributions online, subject to our administrative procedures. For questions about your Contract or Division values, assistance with payments or distributions, or other contract changes (such as transferring among investment options, changing allocations, or obtaining Division performance information), please contact us toll-free at 1-888-455-2232.

Account C (Network Edition) Prospectus	17

The submission of transfer or withdrawal instructions by telephone or through our website (“Electronic Instructions”) must be made in accordance with our then current procedures for Electronic Instructions. However, we are not required to accept Electronic Instructions, and we will not be responsible for losses resulting from transactions based on unauthorized Electronic Instructions, provided we follow procedures reasonably designed to verify the authenticity of Electronic Instructions. Please note that the telephone and/or electronic devices may not always be available. Any telephone or electronic device, whether it is yours, your service provider’s, or your agent’s or ours, can experience outages or slowdowns for a variety of reasons, which may delay or prevent our processing of your request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Home Office. We reserve the right to limit, modify, suspend, or terminate the ability to make transfers via Electronic Instructions.

Householding    To reduce costs, we now send only a single copy of the same disclosure document(s) (such as prospectuses, prospectus supplements, reports, announcements, proxy statements, notices, and information statements) to each consenting household (rather than sending copies to each Owner residing in a household). If you are a member of such a household, you can revoke your consent to “householding” at any time, and can begin receiving your own copy of such disclosure documents by calling us at 1-888-455-2232.

Additional Information

The Distributor    We sell the Contracts through our Financial Representatives who also are registered representatives of Northwestern Mutual Investment Services, LLC (“NMIS”). NMIS, our wholly-owned company, was organized under Wisconsin law in 1998 and is located at 611 East Wisconsin Avenue, Milwaukee, Wisconsin 53202. NMIS is a registered broker-dealer under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority. NMIS is the principal underwriter of the Contracts, and has entered into a Distribution Agreement with us. No sales charges are paid on sales of the Contracts, and no underwriting commissions have been paid, or retained, by NMIS.

Northwestern Mutual variable insurance and annuity products are available exclusively through NMIS and its registered representatives and cannot be held with or transferred to an unaffiliated broker-dealer. Except in limited circumstances, NMIS registered representatives are required to offer Northwestern Mutual variable insurance and annuity products. The amount and timing of sales compensation paid by insurance companies varies. The commissions, benefits, and other sales compensation that NMIS and its registered representatives receive for the sale of a Northwestern Mutual variable insurance or annuity product might be more or less than that received for the sale of a comparable product from another company.

Because registered representatives of the Distributor are also our appointed agents, they may be eligible for various cash benefits, such as bonuses, insurance benefits, retirement benefits, and non-cash compensation programs that we offer, such as conferences, achievement recognition, prizes, and awards. In addition, Distributor’s registered representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation. For example, registered representatives who meet certain annual sales production requirements with respect to their sales of Northwestern

Mutual insurance and annuity products may qualify to receive additional cash compensation for their other sales of investment products and services. Sales of the Contracts may help registered representatives and/or their managers qualify for such compensation and benefits. Certain of the Distributor’s registered representatives may receive other payments from us for the recruitment, development, training, and supervision of Financial Representatives, production of promotional literature, and similar services. Commissions and other incentives and payments described above are not charged directly to Owners or to the Separate Account. We intend to recoup sales expenses through fees and charges deducted under the Contract.

Dividends    This Contract is eligible to share in the divisible surplus, if any, of the Company, except while payments are being made under a variable income plan. Each year we determine, in our sole discretion, the amount and appropriate allocation of divisible surplus. Divisible surplus credited to your Contract is referred to as a “dividend.” There is no guaranteed method or formula for the determination or allocation of divisible surplus. The Company’s approach is subject to change. There is no guarantee of a divisible surplus. Even if there is a divisible surplus, the payment of a dividend on this Contract is not guaranteed. It is not expected that any dividends will be payable on this Contract, except, possibly, on certain fixed installment plans.

We will credit dividends, if any, attributable to your Contract on the Contract anniversary. Dividends, if any, credited prior to the Maturity Date will be applied as a Net Purchase Payment on the Contract anniversary unless the Owner elects to have the dividend paid in cash. However, if the NYSE is closed on the Contract Anniversary, the amount of any dividend will be applied as of the next Valuation Date after the Contract anniversary. Dividends, if any, applied as a Net Purchase Payment will be allocated to the Divisions of the Separate Account according to the allocation of Net Premiums then in effect.

18	Account C (Network Edition) Prospectus

Voting Rights    As long as the Separate Account continues to be registered as a unit investment trust under the 1940 Act, and as long as Separate Account assets of a particular Division are invested in shares of a given Portfolio, we will vote the shares of that Portfolio held in the Separate Account in accordance with instructions we receive from (i) the Owners of Accumulation Units supported by assets of that Division; and (ii) the payees receiving payments under variable income plans supported by assets of that Division. Periodic reports relating to the Portfolios, proxy material, and a form (on which one can give instructions with respect to the proportion of shares of the Portfolio held in the Account corresponding to the Accumulation Units credited to the Contract, or the number of shares of the Portfolio held in the Account representing the actuarial liability under the Variable Income Plan, as the case may be) will be made available to each Owner or payee. The number of shares will increase from year to year as additional purchase payments are made by the Contract Owner; after a variable income plan is in effect, the number of shares will decrease from year to year as the remaining actuarial liability declines. We will vote shares for which no instructions have been received and shares held in our General Account in the same proportion as the shares for which instructions have been received from Contract Owners and payees. Because of this proportional voting requirement, it is possible that a small number of Contract Owners and payees could determine the outcome of a particular vote.

Internal Annuity Exchanges    As a matter of current practice, which we may limit or stop at any time in our discretion, we permit owners of certain fixed and variable annuity contracts that we have previously issued to exchange those contracts for the Contract. Such exchanges are not intended to be available for all owners, as they may not be in a particular owner’s best interest. We are not presently charging an administrative fee on these transactions. We permit only one such transaction in any 12-month period.

Amounts exchanged from a front-load Contract to a Contract will not be subject to any additional front-end sales charge or withdrawal charge. We currently do not allow an exchange from a variable annuity contract we previously issued to a Contract when amounts exchanged from the previously issued variable annuity contract would be subject to a withdrawal charge, although we may allow such exchanges when there are no applicable withdrawal charges on the Contract being exchanged. Fixed annuity contracts, which are not described in this prospectus, are available for exchange to a Contract, however, any applicable withdrawal charge or market value adjustment may be assessed on amounts exchanged from the fixed annuity contract.

It is our current practice not to allow exchanges from a Contract to a back-load variable annuity contract, front-load variable annuity contract, or fixed annuity contract.

Speculative Investing    Do not purchase this contract if you plan to use it, or any of its riders, for any type of speculative collective investment scheme (including, for example, arbitrage). Your Contract is not intended to be traded on any stock exchange or secondary market, and attempts to engage in such trading may violate state and/or federal law.

Abandoned Property Requirements Every state has unclaimed property laws which generally declare insurance contracts/policies to be abandoned after a period of inactivity of three to five years from the contract’s/policy’s maturity date, the date the death benefit is due and payable, or in some states, the date the insurer learns of the death of the insured. For example, if the payment of the death benefit has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary, or if the beneficiary does not come forward to claim the death benefit proceeds in a timely manner, the death benefit proceeds will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or you last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit proceeds (without interest) if your beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you update your beneficiary designations, including addresses, if and as they change. Please call 888-455-2232 to make such changes.

Cybersecurity    The Company has administrative, technical and administrative safeguards in place with respect to information security, nevertheless, our variable product business is potentially susceptible to operational and information security risks resulting from a cyber-attack as it is highly dependent upon the effective operation of our computer systems and those of our business partners. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate AUVs, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.

Legal Proceedings    Northwestern Mutual, like other life insurance companies, generally is involved in litigation at any given time. Although the outcome of any litigation cannot be predicted with certainty, we believe that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on the ability of Northwestern Mutual to meet its obligations under the Contract, on the Separate Account, or on NMIS and its ability to perform its duties as underwriter for the Separate Account.

Account C (Network Edition) Prospectus	19

Table of Contents for Statement of Additional Information

Page
GENERAL INFORMATION	B-3
DETERMINATION OF ANNUITY PAYMENTS	B-3
Amount of Annuity Payments	B-3
Annuity Unit Value	B-3
Illustrations of Variable Annuity Payments	B-3
VALUATION OF ASSETS OF THE ACCOUNT	B-4

Page
EXPERTS	B-4
FINANCIAL STATEMENTS OF THE ACCOUNT	F-1
FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL	NM-1

20	Account C (Network Edition) Prospectus

TO: The Northwestern Mutual Life Insurance Company

Life and Annuity Products Department

Room 2E450

720 East Wisconsin Avenue

Milwaukee, WI 53202

Please send a Statement of Additional Information for Flexible Payment Variable Annuity (Network Edition) to:

Name

Address

City                                                                                                                                  State                           Zip

APPENDIX A—Accumulation Unit Values

The following tables present the Accumulation Unit Values for Contracts offered by means of this prospectus. Number of units outstanding are shown in thousands.

Accumulation Unit Values

Contracts Issued On or After October 16, 2006

Northwestern Mutual Series Fund, Inc.

	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006
Growth Stock Division
Accumulation Unit Value	$1.539	$1.416	$1.046	$0.930	$0.945	$0.844	$0.617	$1.013	$0.931
Number of Units Outstanding	81	42	41	38	57	201	207	75	11
Focused Appreciation Division
Accumulation Unit Value	$3.191	$2.926	$2.276	$1.901	$2.032	$1.865	$1.313	$2.197	$1.738
Number of Units Outstanding	375	320	329	224	190	150	141	55	—
Large Cap Core Stock Division
Accumulation Unit Value	$1.448	$1.338	$1.044	$0.939	$0.954	$0.848	$0.658	$1.077	$0.991
Number of Units Outstanding	137	160	161	163	96	91	58	38	—
Large Cap Blend Division(b)
Accumulation Unit Value	$1.313	$1.170	$0.897	$0.782	$0.803	$0.705	$0.555	$0.933	—
Number of Units Outstanding	253	139	168	207	187	127	88	28	—
Index 500 Stock Division
Accumulation Unit Value	$1.757	$1.554	$1.181	$1.024	$1.008	$0.880	$0.699	$1.112	$1.058
Number of Units Outstanding	1,310	859	624	486	438	327	392	251	14
Large Company Value Division(b)
Accumulation Unit Value	$1.350	$1.198	$0.916	$0.789	$0.780	$0.706	$0.587	$0.938	—
Number of Units Outstanding	210	212	219	204	204	158	153	7	—
Domestic Equity Division
Accumulation Unit Value	$2.190	$1.930	$1.445	$1.268	$1.261	$1.104	$0.855	$1.396	$1.495
Number of Units Outstanding	326	333	328	347	359	332	293	235	32
Equity Income Division
Accumulation Unit Value	$2.620	$2.447	$1.890	$1.618	$1.639	$1.426	$1.148	$1.795	$1.745
Number of Units Outstanding	688	631	668	534	339	227	187	102	73
Mid Cap Growth Stock Division
Accumulation Unit Value	$1.476	$1.365	$1.091	$0.978	$1.046	$0.848	$0.644	$1.079	$0.897
Number of Units Outstanding	154	134	136	122	116	97	83	50	—
Index 400 Stock Division
Accumulation Unit Value	$3.346	$3.068	$2.312	$1.972	$2.018	$1.604	$1.175	$1.850	$1.720
Number of Units Outstanding	202	135	103	84	65	60	67	41	4
Mid Cap Value Division
Accumulation Unit Value	$3.090	$2.657	$2.047	$1.762	$1.779	$1.489	$1.212	$1.874	$1.884
Number of Units Outstanding	208	181	181	103	102	52	43	39	1
Small Cap Growth Stock Division
Accumulation Unit Value	$2.008	$1.854	$1.343	$1.231	$1.270	$1.013	$0.775	$1.385	$1.269
Number of Units Outstanding	168	140	170	171	170	123	97	38	3
Index 600 Stock Division(b)
Accumulation Unit Value	$1.717	$1.636	$1.167	$1.011	$1.006	$0.802	$0.643	$0.939	—
Number of Units Outstanding	238	130	99	79	53	67	44	9	—
Small Cap Value Division
Accumulation Unit Value	$3.255	$3.260	$2.483	$2.142	$2.179	$1.793	$1.404	$1.960	$1.983
Number of Units Outstanding	317	252	242	227	194	146	132	86	18
International Growth Division
Accumulation Unit Value	$1.870	$1.965	$1.646	$1.400	$1.618	$1.394	$1.136	$2.119	$1.888
Number of Units Outstanding	328	262	309	212	174	116	119	95	4
Research International Core Division(b)
Accumulation Unit Value	$0.994	$1.069	$0.902	$0.776	$0.869	$0.786	$0.603	$1.052	—
Number of Units Outstanding	717	588	527	255	103	95	65	15	—
International Equity Division
Accumulation Unit Value	$1.859	$2.046	$1.691	$1.397	$1.559	$1.453	$1.096	$1.956	$1.662
Number of Units Outstanding	1,201	1,010	1,069	925	798	631	555	366	77
Emerging Markets Equity Division(b)
Accumulation Unit Value	$0.984	$1.053	$1.115	$0.941	$1.161	$0.939	$0.555	$1.244	—
Number of Units Outstanding	1,042	808	662	413	279	138	141	54	—

(b)	The initial investment was made on April 30, 2007.

22	Account C (Network Edition) Prospectus

Accumulation Unit Values

Contracts Issued on or After October 16, 2006 (continued)

Northwestern Mutual Series Fund, Inc. (continued)

	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006
Money Market Division
Accumulation Unit Value	$1.263	$1.266	$1.269	$1.272	$1.275	$1.276	$1.270	$1.241	$1.182
Number of Units Outstanding	426	779	676	682	565	556	684	338	262
Short-Term Bond Division(b)
Accumulation Unit Value	$1.187	$1.186	$1.184	$1.164	$1.162	$1.125	$1.053	$1.029	—
Number of Units Outstanding	701	653	475	205	191	52	12	—	—
Select Bond Division
Accumulation Unit Value	$2.194	$2.086	$2.139	$2.045	$1.915	$1.803	$1.654	$1.608	$1.517
Number of Units Outstanding	1,913	1,480	1,141	884	780	646	548	317	8
Long-Term U.S. Government Bond Division(b)
Accumulation Unit Value	$1.867	$1.514	$1.752	$1.695	$1.319	$1.197	$1.291	$1.073	—
Number of Units Outstanding	145	124	150	131	108	58	20	—	—
Inflation Protection Division(b)
Accumulation Unit Value	$1.353	$1.316	$1.441	$1.347	$1.208	$1.148	$1.047	$1.066	—
Number of Units Outstanding	626	612	484	350	268	135	108	10	—
High Yield Bond Division
Accumulation Unit Value	$2.592	$2.571	$2.438	$2.148	$2.061	$1.806	$1.246	$1.590	$1.559
Number of Units Outstanding	454	342	320	196	156	109	123	80	20
Multi-Sector Bond Division(b)
Accumulation Unit Value	$1.553	$1.509	$1.539	$1.344	$1.284	$1.139	$0.936	$1.008	—
Number of Units Outstanding	914	880	675	553	349	199	165	31	—
Balanced Division
Accumulation Unit Value	$1.799	$1.710	$1.531	$1.401	$1.377	$1.234	$1.020	$1.324	$1.252
Number of Units Outstanding	1,161	1,048	931	673	827	760	720	702	231
Asset Allocation Division
Accumulation Unit Value	$1.955	$1.865	$1.605	$1.450	$1.457	$1.293	$1.021	$1.467	$1.345
Number of Units Outstanding	392	354	321	331	271	344	350	233	209
(b) The initial investment was made on April 30, 2007.

Fidelity® Variable Insurance Products
	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006
VIP Mid Cap Division
Accumulation Unit Value	$4.112	$3.892	$2.874	$2.518	$2.834	$2.212	$1.588	$2.639	$2.296
Number of Units Outstanding	351	309	350	314	226	188	183	105	22
VIP Contrafund® Division(b)
Accumulation Unit Value	$1.631	$1.466	$1.123	$0.971	$1.002	$0.860	$0.637	$1.115	—
Number of Units Outstanding	1,043	919	909	739	575	359	204	28	—
(b) The initial investment was made on April 30, 2007.

Neuberger Berman Advisers Management Trust
	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007
Socially Responsive Division(b)
Accumulation Unit Value	$1.584	$1.440	$1.050	$0.950	$0.983	$0.803	$0.613	$1.016
Number of Units Outstanding	305	259	233	100	42	12	12	7
(b) The initial investment was made on April 30, 2007.

Account C (Network Edition) Prospectus	23

Accumulation Unit Values

Contracts Issued on or After October 16, 2006 (continued)

Russell Investment Funds

	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007	2006
Multi-Style Equity Division
Accumulation Unit Value	$1.669	$1.500	$1.132	$0.982	$1.001	$0.863	$0.659	$1.112	$1.011
Number of Units Outstanding	147	168	177	171	169	155	124	83	9
Aggressive Equity Division
Accumulation Unit Value	$2.249	$2.222	$1.593	$1.380	$1.446	$1.162	$0.887	$1.560	$1.514
Number of Units Outstanding	53	51	27	31	33	49	34	16	2
Non-U.S. Division
Accumulation Unit Value	$1.415	$1.487	$1.224	$1.025	$1.181	$1.063	$0.844	$1.470	$1.340
Number of Units Outstanding	170	174	174	157	149	129	144	140	11
Core Bond Division
Accumulation Unit Value	$2.153	$2.048	$2.086	$1.932	$1.852	$1.689	$1.463	$1.523	$1.425
Number of Units Outstanding	720	663	426	451	340	273	273	219	141
Global Real Estate Securities Division
Accumulation Unit Value	$4.091	$3.578	$3.464	$2.725	$2.942	$2.402	$1.869	$2.963	$3.534
Number of Units Outstanding	411	360	292	245	177	129	110	56	14

Russell Investment Funds LifePoints® Variable Target Portfolio Series
	December 31,
	2014	2013	2012	2011	2010	2009	2008	2007
Moderate Strategy Division(b)
Accumulation Unit Value	$1.385	$1.325	$1.246	$1.125	$1.128	$1.005	$0.824	$1.033
Number of Units Outstanding	448	255	225	51	19	28	3	—
Balanced Strategy Division(b)
Accumulation Unit Value	$1.350	$1.295	$1.156	$1.027	$1.056	$0.929	$0.743	$1.025
Number of Units Outstanding	1,068	1,113	537	731	825	676	688	177
Growth Strategy Division(b)
Accumulation Unit Value	$1.272	$1.230	$1.059	$0.930	$0.980	$0.855	$0.667	$1.019
Number of Units Outstanding	435	388	420	297	238	214	127	70
Equity Growth Strategy Division(b)
Accumulation Unit Value	$1.183	$1.147	$0.961	$0.833	$0.892	$0.778	$0.596	$1.010
Number of Units Outstanding	74	64	130	126	64	48	85	60
(b) The initial investment was made on April 30, 2007.

Credit Suisse Trust
	December 31,
	2014	2013
Credit Suisse Trust Commodity Return Strategy Division(a),(c)
Accumulation Unit Value	$5.810	$7.019
Number of Units Outstanding	109	80

(a)	The initial investment was made on November 15, 2013.

(c)	For some of the period shown Northwestern Mutual reimbursed the Division to the extent the net operating expenses of the Credit Suisse Trust Commodity.
Return Strategy Portfolio exceeded 0.95%.

24	Account C (Network Edition) Prospectus

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2015

INDIVIDUAL FLEXIBLE PAYMENT VARIABLE ANNUITY (Network Edition)

An individual flexible payment deferred variable annuity contract (the “Contract”) offered for use in non tax-qualified situations to purchasers who are either current or retired registered representatives of Northwestern Mutual Investment Services, LLC, principal underwriter and distributor of the Contract or certain other eligible persons.

Issued by The Northwestern Mutual Life Insurance Company

and

NML Variable Annuity Account C

This Statement of Additional Information (“SAI”) is not a prospectus, but supplements and should be read in conjunction with the prospectus for the Contract identified above and dated the same date as this SAI. A copy of the prospectus may be obtained by writing The Northwestern Mutual Life Insurance Company, Life and Annuity Products Department, Room 2E450, 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, calling telephone number 1-888-455-2232, or visiting the website www.northwesternmutual.com.

GENERAL INFORMATION

The Account was originally named NML Separate Account C but was renamed NML Variable Annuity Account C on November 23, 1983. The Account is used for the Contracts and for other variable annuity contracts issued by the Company.

DETERMINATION OF ANNUITY PAYMENTS

The following discussion of the method for determining the amount of monthly annuity payments under a variable income plan is intended to be read in conjunction with these sections of the prospectus for the Contracts: “Variable Income Plans,” including “Description of Variable Income Plans,” “Amount of Annuity Payments,” and “Assumed Investment Rate”; “Dividends”; and “Deductions.”

Amount of Annuity Payments The amount of the first annuity payment under a variable Income Plan will be determined on the basis of the particular Income Plan selected, the annuity payment rate and, for plans involving life contingencies, the Annuitant’s adjusted age and sex. The amount of the first payment is the sum of the payments from each Division of the Account determined by applying the appropriate annuity payment rate to the product of the number of Accumulation Units in the Division on the effective date of the Income Plan and the Accumulation Unit value for the Division on that date. Annuity rates currently in use are based on the 2012 Individual Annuity Mortality Period Table with 125% of Projection Scale G2 and age adjustment.

Variable annuity payments after the first will vary from month to month and will depend upon the number and value of Annuity Units credited to the Annuitant. After the effective date of an Income Plan a Contract will not share in the divisible surplus of Northwestern Mutual.

The number of Annuity Units in each Division is determined by dividing the amount of the first annuity payment from the Division by the value of an Annuity Unit on the effective date of the Income Plan. The number of Annuity Units thus credited to the Annuitant in each Division remains constant throughout the annuity period. However, the value of Annuity Units in each Division will fluctuate with the investment experience of the Division.

The amount of each variable annuity payment after the first is the sum of payments from each Division determined by multiplying this fixed number of Annuity Units each month by the value of an Annuity Unit for the Division on (a) the fifth valuation date prior to the payment due date if the payment due date is a valuation date, or (b) the sixth valuation date prior to the payment due date if the payment due date is not a valuation date. To illustrate, if a payment due date falls on a Friday, Saturday or Sunday, the amount of the payment will normally be based upon the Annuity Unit value calculated on the preceding Friday. The preceding Friday would be the fifth valuation date prior to the Friday due date, and the sixth valuation date prior to the Saturday or Sunday due dates.

Annuity Unit Value The value of an Annuity Unit for each Division is established at $1.00 as of the date operations begin for that Division. The value of an Annuity Unit on any later date varies to reflect the investment experience of the Division, the Assumed Investment Rate on which the annuity rate tables are based, and the deduction for mortality rate and expense risks assumed by Northwestern Mutual.

The Annuity Unit value for each Division on any valuation date is determined by multiplying the Annuity Unit value on the immediately preceding valuation date by two factors: (a) the net investment factor for the current period for the Division; and (b) an adjustment factor to reflect the Assumed Investment Rate used in calculating the annuity rate tables.

Illustrations of Variable Annuity Payments To illustrate the manner in which variable annuity payments are determined consider this example. Item (4) in the example shows the applicable monthly payment rate for a male, adjusted age 65, who has elected a life annuity Income Plan with a certain period of 10 years with an Assumed Investment Rate of 3-1/2% (Plan 2, as described in the prospectus). The example is for a Contract with sex-distinct rates.

(1)	Assumed number of Accumulation Units in Balanced Division on maturity date	$25,000

(2)	Assumed Value of an Accumulation Unit in Balanced Division at maturity	$2.000000

(3)	Cash Value of Contract at maturity, (1) X (2)	$50,000

(4)	Assumed applicable monthly payment rate per $1,000 from annuity rate table	$4.90

(5)	Amount of first payment from Balanced Division, (3) X (4) divided by $1,000	$245.00

(6)	Assumed Value of Annuity Unit in Balanced Division at maturity	$1.500000

(7)	Number of Annuity Units credited in Balanced Division, (5) divided by (6)	$163.33

The $50,000 value at maturity provides a first payment from the Balanced Division of $245.00, and payments thereafter of the varying dollar value of 163.33 Annuity Units. The amount of subsequent payments from the Balanced Division is determined by multiplying 163.33 units by the value of an Annuity Unit in the Balanced Division on the applicable valuation date. For example, if that unit value is $1.501000, the monthly payment from the Division will be 163.33 multiplied by $1.501000, or $245.16.

However, the value of the Annuity Unit depends entirely on the investment performance of the Division. Thus in the example above, if the net investment rate for the following month was less than the Assumed Investment Rate of 3-1/2%, the Annuity Unit would decline in value. If the Annuity Unit value declined to $1.499000 the succeeding monthly payment would then be 163.33 X $1.499000, or $244.83.

For the sake of simplicity the foregoing example assumes that all of the Annuity Units are in the Balanced Division. If there are Annuity Units in two or more Divisions, the annuity payment from each Division is calculated separately, in the manner illustrated, and the total monthly payment is the sum of the payments from the Divisions.

VALUATION OF ASSETS OF THE ACCOUNT

The value of Portfolio shares held in each Division of the Account at the time of each valuation is the redemption value of such shares at such time. If the right to redeem shares of a Portfolio has been suspended, or payment of redemption value has been postponed, for the sole purpose of computing annuity payments the shares held in the Account (and Annuity Units) may be valued at fair value as determined in good faith by the Board of Trustees of Northwestern Mutual.

EXPERTS

The financial statements of the Account, and the related notes and report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, included in this Statement of Additional Information and the consolidated financial statements of Northwestern Mutual, and the related notes and report of PricewaterhouseCoopers LLP included in this Statement of Additional Information are so included in reliance on the reports of PricewaterhouseCoopers LLP, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP provides audit services for the Account. The address of PricewaterhouseCoopers LLP is 100 East Wisconsin Avenue, Suite 1800, Milwaukee, Wisconsin 53202.

Annual Report December 31, 2014

NML Variable Annuity Account C

Financial Statements

NML Variable Annuity Account C

Statements of Assets and Liabilities

December 31, 2014

(in thousands, except accumulation unit values)

	Growth Stock Division	Focused Appreciation Division	Large Cap Core Stock Division	Large Cap Blend Division	Index 500 Stock Division

Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc.	$1,832	$1,572	$1,467	$428	$7,237
Fidelity Variable Insurance Products	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	-	-	-	3

Total Assets	1,832	1,572	1,467	428	7,240

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	-	-
Due to Participants	-	-	-	-	-

Total Liabilities	-	-	-	-	-

Total Net Assets	$1,832	$1,572	$1,467	$428	$7,240

Net Assets:
Group Variable Annuity Contracts Issued:
Prior to December 17, 1981 or On or After May 1, 1984 and Prior to January 6, 1992
Accumulation Units (2)	$323	$100	$18	$23	$1,581
Annuity Reserves	-	-	-	-	-
On or After January 6, 1992 - Front Load Version
Accumulation Units (3)	916	187	554	72	1,174
Annuity Reserves	-	-	-	-	-
On or After January 6, 1992 - Simplified Load Version
Accumulation Units (4)	468	89	697	-	2,185
Annuity Reserves	-	-	-	-	-
Individual Variable Annuity Contracts Issued:
On or After October 16, 2006 - Network Edition
Accumulation Units (5)	125	1,196	198	333	2,300
Annuity Reserves	-	-	-	-	-

Total Net Assets	$1,832	$1,572	$1,467	$428	$7,240

(1) Investments, at cost	$1,400	$1,275	$1,119	$361	$5,039
Mutual Fund Shares Held	637	597	887	381	1,820
(2) Accumulation Unit Value	$54.488126	$33.238141	$40.759702	$13.487127	$103.583087
Units Outstanding	6	3	-	2	15
(3) Accumulation Unit Value	$4.763857	$3.081016	$3.563556	$1.283020	$6.578536
Units Outstanding	193	61	155	56	178
(4) Accumulation Unit Value	$4.209188	$2.873055	$3.148611	$1.225351	$7.509591
Units Outstanding	111	31	223	-	291
(5) Accumulation Unit Value	$1.538779	$3.190605	$1.447826	$1.312832	$1.756737
Units Outstanding	81	375	137	253	1,310

The Accompanying Notes are an Integral Part of the Financial Statements.

F-1

NML Variable Annuity Account C

Statements of Assets and Liabilities

December 31, 2014

(in thousands, except accumulation unit values)

	Large Company Value Division	Domestic Equity Division	Equity Income Division	Mid Cap Growth Stock Division	Index 400 Stock Division

Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc.	$303	$1,219	$1,836	$4,247	$1,339
Fidelity Variable Insurance Products	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	-	-	-	-

Total Assets	303	1,219	1,836	4,247	1,339

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	-	-
Due to Participants	-	-	-	-	-

Total Liabilities	-	-	-	-	-

Total Net Assets	$303	$1,219	$1,836	$4,247	$1,339

Net Assets:
Group Variable Annuity Contracts Issued:
Prior to December 17, 1981 or On or After May 1, 1984 and Prior to January 6, 1992
Accumulation Units (2)	$20	$25	$34	$1,140	$32
Annuity Reserves	-	-	-	-	-
On or After January 6, 1992 - Front Load Version
Accumulation Units (3)	-	187	-	846	92
Annuity Reserves	-	-	-	-	-
On or After January 6, 1992 - Simplified Load Version
Accumulation Units (4)	-	293	-	2,034	538
Annuity Reserves	-	-	-	-	-
Individual Variable Annuity Contracts Issued:
On or After October 16, 2006 - Network Edition
Accumulation Units (5)	283	714	1,802	227	677
Annuity Reserves	-	-	-	-	-

Total Net Assets	$303	$1,219	$1,836	$4,247	$1,339

(1) Investments, at cost	$234	$756	$1,446	$3,401	$1,042
Mutual Fund Shares Held	264	845	1,036	1,250	683
(2) Accumulation Unit Value	$13.865219	$22.950784	$27.291728	$102.693582	$43.598907
Units Outstanding	1	1	1	11	1
(3) Accumulation Unit Value	$1.318988	$2.103358	$2.529874	$5.832446	$3.937503
Units Outstanding	-	89	-	145	23
(4) Accumulation Unit Value	$1.259638	$1.940876	$2.359021	$8.064333	$3.584663
Units Outstanding	-	151	-	251	150
(5) Accumulation Unit Value	$1.349669	$2.189636	$2.619776	$1.475957	$3.345567
Units Outstanding	210	326	688	154	202

The Accompanying Notes are an Integral Part of the Financial Statements.

F-2

NML Variable Annuity Account C

Statements of Assets and Liabilities

December 31, 2014

(in thousands, except accumulation unit values)

	Mid Cap Value Division	Small Cap Growth Stock Division	Index 600 Stock Division	Small Cap Value Division	International Growth Division

Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc.	$952	$757	$449	$1,313	$706
Fidelity Variable Insurance Products	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	-	-	-	-

Total Assets	952	757	449	1,313	706

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	-	-
Due to Participants	-	-	-	-	-

Total Liabilities	-	-	-	-	-

Total Net Assets	$952	$757	$449	$1,313	$706

Net Assets:
Group Variable Annuity Contracts Issued:
Prior to December 17, 1981 or On or After May 1, 1984 and Prior to January 6, 1992
Accumulation Units (2)	$84	$75	$31	$59	$94
Annuity Reserves	-	-	-	-	-
On or After January 6, 1992 - Front Load Version
Accumulation Units (3)	224	83	11	20	-
Annuity Reserves	-	-	-	-	-
On or After January 6, 1992 - Simplified Load Version
Accumulation Units (4)	-	264	-	197	-
Annuity Reserves	-	-	-	-	-
Individual Variable Annuity Contracts Issued:
On or After October 16, 2006 - Network Edition
Accumulation Units (5)	644	335	407	1,037	612
Annuity Reserves	-	-	-	-	-

Total Net Assets	$952	$757	$449	$1,313	$706

(1) Investments, at cost	$730	$540	$466	$1,046	$642
Mutual Fund Shares Held	538	304	386	551	525
(2) Accumulation Unit Value	$32.189353	$47.561777	$17.638780	$34.121874	$19.596007
Units Outstanding	3	2	2	2	5
(3) Accumulation Unit Value	$2.983774	$4.295383	$1.677974	$3.127184	$1.795838
Units Outstanding	75	19	7	6	-
(4) Accumulation Unit Value	$2.782414	$3.910399	$1.602493	$2.885630	$1.657184
Units Outstanding	-	68	-	68	-
(5) Accumulation Unit Value	$3.089907	$2.007765	$1.717017	$3.255360	$1.869507
Units Outstanding	208	168	238	317	328

The Accompanying Notes are an Integral Part of the Financial Statements.

F-3

NML Variable Annuity Account C

Statements of Assets and Liabilities

December 31, 2014

(in thousands, except accumulation unit values)

	Research International Core Division	International Equity Division	Emerging Markets Equity Division	Money Market Division	Short-Term Bond Division

Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc.	$742	$4,229	$1,104	$1,548	$854
Fidelity Variable Insurance Products	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	-	-	-	-

Total Assets	742	4,229	1,104	1,548	854

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	10	-
Due to Participants	-	-	-	-	-

Total Liabilities	-	-	-	10	-

Total Net Assets	$742	$4,229	$1,104	$1,538	$854

Net Assets:
Group Variable Annuity Contracts Issued:
Prior to December 17, 1981 or On or After May 1, 1984 and Prior to January 6, 1992
Accumulation Units (2)	$29	$61	$45	$-	$22
Annuity Reserves	-	-	-	-	-
On or After January 6, 1992 - Front Load Version
Accumulation Units (3)	-	653	-	620	-
Annuity Reserves	-	-	-	-	-
On or After January 6, 1992 - Simplified Load Version
Accumulation Units (4)	-	1,283	33	375	-
Annuity Reserves	-	-	-	-	-
Individual Variable Annuity Contracts Issued:
On or After October 16, 2006 - Network Edition
Accumulation Units (5)	713	2,232	1,026	543	832
Annuity Reserves	-	-	-	-	-

Total Net Assets	$742	$4,229	$1,104	$1,538	$854

(1) Investments, at cost	$708	$4,078	$1,177	$1,548	$856
Mutual Fund Shares Held	822	2,384	1,193	1,548	831
(2) Accumulation Unit Value	$10.212438	$4.952849	$10.109813	$41.568533	$12.188479
Units Outstanding	3	12	4	-	2
(3) Accumulation Unit Value	$0.971471	$4.302168	$0.961729	$1.694680	$1.159364
Units Outstanding	-	152	-	366	-
(4) Accumulation Unit Value	$0.927768	$3.778446	$0.918478	$2.867036	$1.107462
Units Outstanding	-	340	36	134	-
(5) Accumulation Unit Value	$0.994128	$1.859162	$0.984102	$1.262776	$1.186641
Units Outstanding	717	1,201	1,042	426	701

The Accompanying Notes are an Integral Part of the Financial Statements.

F-4

NML Variable Annuity Account C

Statements of Assets and Liabilities

December 31, 2014

(in thousands, except accumulation unit values)

	Select Bond Division	Long-Term U.S. Government Bond Division	Inflation Protection Division	High Yield Bond Division	Multi-Sector Bond Division

Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc.	$5,198	$377	$868	$1,269	$1,524
Fidelity Variable Insurance Products	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	1	-	-	-

Total Assets	5,198	378	868	1,269	1,524

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	-	-
Due to Participants	14	-	-	3	-

Total Liabilities	14	-	-	3	-

Total Net Assets	$5,184	$378	$868	$1,266	$1,524

Net Assets:
Group Variable Annuity Contracts Issued:
Prior to December 17, 1981 or On or After May 1, 1984 and Prior to January 6, 1992
Accumulation Units (2)	$166	$28	$21	$28	$31
Annuity Reserves	-	-	-	-	-
On or After January 6, 1992 - Front Load Version
Accumulation Units (3)	274	-	-	39	-
Annuity Reserves	-	-	-	-	-
On or After January 6, 1992 - Simplified Load Version
Accumulation Units (4)	545	78	-	23	73
Annuity Reserves	-	-	-	-	-
Individual Variable Annuity Contracts Issued:
On or After October 16, 2006 - Network Edition
Accumulation Units (5)	4,199	272	847	1,176	1,420
Annuity Reserves	-	-	-	-	-

Total Net Assets	$5,184	$378	$868	$1,266	$1,524

(1) Investments, at cost	$5,241	$358	$916	$1,307	$1,531
Mutual Fund Shares Held	4,103	337	789	1,761	1,405
(2) Accumulation Unit Value	$211.428447	$19.181310	$13.899486	$43.976216	$15.951947
Units Outstanding	1	1	2	1	2
(3) Accumulation Unit Value	$3.360734	$1.824788	$1.322292	$3.845018	$1.517527
Units Outstanding	82	-	-	10	-
(4) Accumulation Unit Value	$13.787705	$1.742779	$1.262831	$3.397363	$1.449313
Units Outstanding	40	45	-	7	50
(5) Accumulation Unit Value	$2.193832	$1.867223	$1.353036	$2.592458	$1.552814
Units Outstanding	1,913	145	626	454	914

The Accompanying Notes are an Integral Part of the Financial Statements.

F-5

NML Variable Annuity Account C

Statements of Assets and Liabilities

December 31, 2014

(in thousands, except accumulation unit values)

	Balanced Division	Asset Allocation Division	Fidelity VIP Mid Cap Division	Fidelity VIP Contrafund Division	Neuberger Berman AMT Socially Responsive Division

Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc.	$14,537	$1,475	$-	$-	$-
Fidelity Variable Insurance Products	-	-	1,749	1,829	-
Neuberger Berman Advisers Management Trust	-	-	-	-	493
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	-	-	-	-

Total Assets	14,537	1,475	1,749	1,829	493

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	-	-
Due to Participants	-	-	-	-	-

Total Liabilities	-	-	-	-	-

Total Net Assets	$14,537	$1,475	$1,749	$1,829	$493

Net Assets:
Group Variable Annuity Contracts Issued:
Prior to December 17, 1981 or On or After May 1, 1984 and Prior to January 6, 1992
Accumulation Units (2)	$6,510	$-	$67	$99	$10
Annuity Reserves	-	-	-	-	-
On or After January 6, 1992 - Front Load Version
Accumulation Units (3)	1,047	81	55	-	-
Annuity Reserves	-	-	-	-	-
On or After January 6, 1992 - Simplified Load Version
Accumulation Units (4)	4,851	630	189	27	-
Annuity Reserves	-	-	-	-	-
Individual Variable Annuity Contracts Issued:
On or After October 16, 2006 - Network Edition
Accumulation Units (5)	2,091	764	1,438	1,703	483
Annuity Reserves	38	-	-	-	-

Total Net Assets	$14,537	$1,475	$1,749	$1,829	$493

(1) Investments, at cost	$13,112	$1,328	$1,531	$1,325	$386
Mutual Fund Shares Held	9,816	1,234	47	50	21
(2) Accumulation Unit Value	$181.830315	$20.487411	$42.835362	$16.754369	$16.275087
Units Outstanding	36	-	2	6	1
(3) Accumulation Unit Value	$4.398392	$1.877555	$3.970669	$1.593840	$1.548274
Units Outstanding	238	43	14	-	-
(4) Accumulation Unit Value	$11.921712	$1.732596	$3.702607	$1.522183	$1.478648
Units Outstanding	407	363	51	18	-
(5) Accumulation Unit Value	$1.799000	$1.954610	$4.111819	$1.630936	$1.584272
Units Outstanding	1,161	392	351	1,043	305

The Accompanying Notes are an Integral Part of the Financial Statements.

F-6

NML Variable Annuity Account C

Statements of Assets and Liabilities

December 31, 2014

(in thousands, except accumulation unit values)

	Russell Multi-Style Equity Division	Russell Aggressive Equity Division	Russell Non-U.S. Division	Russell Core Bond Division	Russell Global Real Estate Securities Division

Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc.	$-	$-	$-	$-	$-
Fidelity Variable Insurance Products	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	479	141	440	1,969	2,072
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	-	-	-	-

Total Assets	479	141	440	1,969	2,072

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	-	-
Due to Participants	30	10	13	-	-

Total Liabilities	30	10	13	-	-

Total Net Assets	$449	$131	$427	$1,969	$2,072

Net Assets:
Group Variable Annuity Contracts Issued:
Prior to December 17, 1981 or On or After May 1, 1984 and Prior to January 6, 1992
Accumulation Units (2)	$-	$6	$21	$28	$161
Annuity Reserves	-	-	-	-	-
On or After January 6, 1992 - Front Load Version
Accumulation Units (3)	33	-	112	230	93
Annuity Reserves	-	-	-	-	-
On or After January 6, 1992 - Simplified Load Version
Accumulation Units (4)	169	5	53	163	140
Annuity Reserves	-	-	-	-	-
Individual Variable Annuity Contracts Issued:
On or After October 16, 2006 - Network Edition
Accumulation Units (5)	247	120	241	1,548	1,678
Annuity Reserves	-	-	-	-	-

Total Net Assets	$449	$131	$427	$1,969	$2,072

(1) Investments, at cost	$394	$139	$388	$1,966	$1,966
Mutual Fund Shares Held	26	9	38	185	133
(2) Accumulation Unit Value	$18.071559	$27.141282	$17.795979	$23.281628	$44.660949
Units Outstanding	-	-	1	1	4
(3) Accumulation Unit Value	$1.632051	$2.451161	$1.607132	$2.102654	$4.033398
Units Outstanding	20	-	70	109	23
(4) Accumulation Unit Value	$1.485791	$2.231487	$1.463162	$1.914309	$3.671934
Units Outstanding	114	2	37	85	38
(5) Accumulation Unit Value	$1.669249	$2.249154	$1.415417	$2.152613	$4.091250
Units Outstanding	147	53	170	720	411

The Accompanying Notes are an Integral Part of the Financial Statements.

F-7

NML Variable Annuity Account C

Statements of Assets and Liabilities

December 31, 2014

(in thousands, except accumulation unit values)

	Russell LifePoints Moderate Strategy Division	Russell LifePoints Balanced Strategy Division	Russell LifePoints Growth Strategy Division	Russell LifePoints Equity Growth Strategy Division	Credit Suisse Trust Commodity Return Strategy Division

Assets:
Investments, at value (1)
Northwestern Mutual Series Fund, Inc.	$-	$-	$-	$-	$-
Fidelity Variable Insurance Products	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	833	1,694	983	536	-
Credit Suisse Trust	-	-	-	-	651
Due from Northwestern Mutual Life Insurance Company	-	-	-	-	-

Total Assets	833	1,694	983	536	651

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	-	1
Due to Participants	-	-	-	-	-

Total Liabilities	-	-	-	-	1

Total Net Assets	$833	$1,694	$983	$536	$650

Net Assets:
Group Variable Annuity Contracts Issued:
Prior to December 17, 1981 or On or After May 1, 1984 and Prior to January 6, 1992
Accumulation Units (2)	$-	$-	$-	$-	$19
Annuity Reserves	-	-	-	-	-
On or After January 6, 1992 - Front Load Version
Accumulation Units (3)	-	-	-	-	-
Annuity Reserves	-	-	-	-	-
On or After January 6, 1992 - Simplified Load Version
Accumulation Units (4)	212	252	430	449	-
Annuity Reserves	-	-	-	-	-
Individual Variable Annuity Contracts Issued:
On or After October 16, 2006 - Network Edition
Accumulation Units (5)	621	1,442	553	87	631
Annuity Reserves	-	-	-	-	-

Total Net Assets	$833	$1,694	$983	$536	$650

(1) Investments, at cost	$794	$1,557	$779	$408	$775
Mutual Fund Shares Held	80	163	98	57	125
(2) Accumulation Unit Value	$14.227181	$13.866173	$13.064429	$12.149681	$5.885213
Units Outstanding	-	-	-	-	3
(3) Accumulation Unit Value	$1.353456	$1.319086	$1.242781	$1.155769	$5.746227
Units Outstanding	-	-	-	-	-
(4) Accumulation Unit Value	$1.292586	$1.259753	$1.186908	$1.103798	$5.621078
Units Outstanding	164	200	362	406	-
(5) Accumulation Unit Value	$1.384896	$1.349788	$1.271734	$1.182707	$5.809833
Units Outstanding	448	1,068	435	74	109

The Accompanying Notes are an Integral Part of the Financial Statements.

F-8

NML Variable Annuity Account C

Statements of Operations

For the Year Ended December 31, 2014

(in thousands)

	Growth Stock Division	Focused Appreciation Division	Large Cap Core Stock Division	Large Cap Blend Division	Index 500 Stock Division

Income:
Dividend income	$11	$-	$23	$-	$111
Expenses:
Mortality and expense risk charges	12	7	14	1	40

Net investment income (loss)	(1)	(7)	9	(1)	71

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	83	90	100	5	454
Realized gain distributions	170	148	139	15	86

Realized gains (losses)	253	238	239	20	540

Change in unrealized appreciation/(depreciation) of investments during the period	(114)	(100)	(133)	21	213

Net increase (decrease) in net assets resulting from operations	$138	$131	$115	$40	$824

	Large Company Value Division	Domestic Equity Division	Equity Income Division	Mid Cap Growth Stock Division	Index 400 Stock Division

Income:
Dividend income	$-	$19	$22	$14	$13
Expenses:
Mortality and expense risk charges	1	7	7	31	9

Net investment income (loss)	(1)	12	15	(17)	4

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	19	43	95	232	46
Realized gain distributions	15	-	52	789	62

Realized gains (losses)	34	43	147	1,021	108

Change in unrealized appreciation/(depreciation) of investments during the period	1	85	(36)	(710)	(2)

Net increase (decrease) in net assets resulting from operations	$34	$140	$126	$294	$110

The Accompanying Notes are an Integral Part of the Financial Statements.

F-9

NML Variable Annuity Account C

Statements of Operations

For the Year Ended December 31, 2014

(in thousands)

	Mid Cap Value Division	Small Cap Growth Stock Division	Index 600 Stock Division	Small Cap Value Division	International Growth Division

Income:
Dividend income	$8	$-	$6	$5	$9
Expenses:
Mortality and expense risk charges	4	5	1	6	2

Net investment income (loss)	4	(5)	5	(1)	7

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	71	21	10	87	11
Realized gain distributions	71	80	70	33	0

Realized gains (losses)	142	101	80	120	11

Change in unrealized appreciation/(depreciation) of investments during the period	(17)	(41)	(61)	(117)	(52)

Net increase (decrease) in net assets resulting from operations	$129	$55	$24	$2	$(34)

	Research International Core Division	International Equity Division	Emerging Markets Equity Division	Money Market Division	Short-Term Bond Division

Income:
Dividend income	$11	$87	$7	$2	$5
Expenses:
Mortality and expense risk charges	2	30	4	14	3

Net investment income (loss)	9	57	3	(12)	2

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	19	129	(14)	-	-
Realized gain distributions	5	308	-	-	-

Realized gains (losses)	24	437	(14)	-	-

Change in unrealized appreciation/(depreciation) of investments during the period	(88)	(942)	(61)	-	(1)

Net increase (decrease) in net assets resulting from operations	$(55)	$(448)	$(72)	$(12)	$1

The Accompanying Notes are an Integral Part of the Financial Statements.

F-10

NML Variable Annuity Account C

Statements of Operations

For the Year Ended December 31, 2014

(in thousands)

	Select Bond Division	Long-Term U.S. Government Bond Division	Inflation Protection Division	High Yield Bond Division	Multi-Sector Bond Division

Income:
Dividend income	$103	$7	$5	$61	$42
Expenses:
Mortality and expense risk charges	22	2	3	5	6

Net investment income (loss)	81	5	2	56	36

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(19)	(2)	4	11	17
Realized gain distributions	-	-	9	-	-

Realized gains (losses)	(19)	(2)	13	11	17

Change in unrealized appreciation/(depreciation) of investments during the period	180	64	8	(62)	(11)

Net increase (decrease) in net assets resulting from operations	$242	$67	$23	$5	$42

	Balanced Division	Asset Allocation Division	Fidelity VIP Mid Cap Division	Fidelity VIP Contrafund Division	Neuberger Berman AMT Socially Responsive Division
Income:
Dividend income	$334	$30	$-	$13	$2
Expenses:
Mortality and expense risk charges	73	11	8	6	1

Net investment income (loss)	261	19	(8)	7	1

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	47	-	55	66	27
Realized gain distributions	1,146	123	39	36	-

Realized gains (losses)	1,193	123	94	102	27

Change in unrealized appreciation/(depreciation) of investments during the period	(750)	(84)	9	70	15

Net increase (decrease) in net assets resulting from operations	$704	$58	$95	$179	$43

The Accompanying Notes are an Integral Part of the Financial Statements.

F-11

NML Variable Annuity Account C

Statements of Operations

For the Year Ended December 31, 2014

(in thousands)

	Russell Multi-Style Equity Division	Russell Aggressive Equity Division	Russell Non-U.S. Division	Russell Core Bond Division	Russell Global Real Estate Securities Division

Income:
Dividend income	$5	$-	$10	$30	$66
Expenses:
Mortality and expense risk charges	3	-	3	9	8

Net investment income (loss)	2	-	7	21	58

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	17	6	44	2	70
Realized gain distributions	63	13	-	38	89

Realized gains (losses)	80	19	44	40	159

Change in unrealized appreciation/(depreciation) of investments during the period	(36)	(18)	(69)	30	40

Net increase (decrease) in net assets resulting from operations	$46	$1	$(18)	$91	$257

	Russell LifePoints Moderate Strategy Division	Russell LifePoints Balanced Strategy Division	Russell LifePoints Growth Strategy Division	Russell LifePoints Equity Growth Strategy Division	Credit Suisse Trust Commodity Return Strategy Division

Income:
Dividend income	$22	$50	$29	$17	$-
Expenses:
Mortality and expense risk charges	5	8	7	6	2

Total Expenses	5	8	7	6	2
Less waived fees	-	-	-	-	(1)

Net Expenses	5	8	7	6	1

Net investment income (loss)	17	42	22	11	(1)

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	3	37	6	6	1
Realized gain distributions	10	33	21	8	-

Realized gains (losses)	13	70	27	14	1

Change in unrealized appreciation/(depreciation) of investments during the period	-	(44)	(22)	(15)	(134)

Net increase (decrease) in net assets resulting from operations	$30	$68	$27	$10	$(134)

The Accompanying Notes are an Integral Part of the Financial Statements.

F-12

NML Variable Annuity Account C

Statements of Changes in Net Assets

(in thousands)

	Growth Stock Division		Focused Appreciation Division
	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013

Operations:
Net investment income (loss)	$(1)	$(1)	$(7)	$-
Net realized gains (losses)	253	152	238	110
Net change in unrealized appreciation/(depreciation)	(114)	330	(100)	202

Net increase (decrease) in net assets resulting from operations	138	481	131	312

Contract Transactions:
Contract owners’ net payments	94	69	123	98
Annuity payments	-	-	-	-
Surrenders and other (net)	(209)	(74)	(122)	(222)
Transfers from other divisions or sponsor	202	438	2,822	2,297
Transfers to other divisions or sponsor	(204)	(512)	(2,769)	(2,376)

Net increase (decrease) in net assets resulting from contract transactions	(117)	(79)	54	(203)

Net increase (decrease) in net assets	21	402	185	109

Net Assets:
Beginning of period	1,811	1,409	1,387	1,278

End of period	$1,832	$1,811	$1,572	$1,387

Units issued during the period	133	278	1,022	954
Units redeemed during the period	(138)	(299)	(1,007)	(971)

Net units issued (redeemed) during the period	(5)	(21)	15	(17)

	Large Cap Core Stock Division		Large Cap Blend Division
	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013

Operations:
Net investment income (loss)	$9	$3	$(1)	$1
Net realized gains (losses)	239	60	20	20
Net change in unrealized appreciation/(depreciation)	(133)	329	21	32

Net increase (decrease) in net assets resulting from operations	115	392	40	53

Contract Transactions:
Contract owners’ net payments	48	96	166	32
Annuity payments	-	-	-	-
Surrenders and other (net)	(294)	(295)	(6)	(8)
Transfers from other divisions or sponsor	1,066	906	467	192
Transfers to other divisions or sponsor	(1,084)	(998)	(467)	(224)

Net increase (decrease) in net assets resulting from contract transactions	(264)	(291)	160	(8)

Net increase (decrease) in net assets	(149)	101	200	45

Net Assets:
Beginning of period	1,616	1,515	228	183

End of period	$1,467	$1,616	$428	$228

Units issued during the period	543	565	510	224
Units redeemed during the period	(640)	(670)	(379)	(233)

Net units issued (redeemed) during the period	(97)	(105)	131	(9)

The Accompanying Notes are an Integral Part of the Financial Statements.

F-13

NML Variable Annuity Account C

Statements of Changes in Net Assets

(in thousands)

	Index 500 Stock Division		Large Company Value Division
	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013

Operations:
Net investment income (loss)	$71	$72	$(1)	$3
Net realized gains (losses)	540	405	34	30
Net change in unrealized appreciation/(depreciation)	213	1,056	1	32

Net increase (decrease) in net assets resulting from operations	824	1,533	34	65

Contract Transactions:
Contract owners’ net payments	614	298	24	21
Annuity payments	-	-	-	-
Surrenders and other (net)	(904)	(602)	(7)	(7)
Transfers from other divisions or sponsor	3,956	3,300	599	694
Transfers to other divisions or sponsor	(3,657)	(3,094)	(619)	(715)

Net increase (decrease) in net assets resulting from contract transactions	9	(98)	(3)	(7)

Net increase (decrease) in net assets	833	1,435	31	58

Net Assets:
Beginning of period	6,407	4,972	272	214

End of period	$7,240	$6,407	$303	$272

Units issued during the period	2,399	1,989	498	683
Units redeemed during the period	(1,983)	(1,791)	(500)	(690)

Net units issued (redeemed) during the period	416	198	(2)	(7)

	Domestic Equity Division		Equity Income Division
	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013

Operations:
Net investment income (loss)	$12	$10	$15	$14
Net realized gains (losses)	43	27	147	173
Net change in unrealized appreciation/(depreciation)	85	230	(36)	224

Net increase (decrease) in net assets resulting from operations	140	267	126	411

Contract Transactions:
Contract owners’ net payments	59	21	204	101
Annuity payments	-	-	-	-
Surrenders and other (net)	(30)	(52)	(186)	(321)
Transfers from other divisions or sponsor	1,318	1,146	3,073	2,620
Transfers to other divisions or sponsor	(1,351)	(1,133)	(3,061)	(2,555)

Net increase (decrease) in net assets resulting from contract transactions	(4)	(18)	30	(155)

Net increase (decrease) in net assets	136	249	156	256

Net Assets:
Beginning of period	1,083	834	1,680	1,424

End of period	$1,219	$1,083	$1,836	$1,680

Units issued during the period	666	668	1,342	1,262
Units redeemed during the period	(669)	(678)	(1,333)	(1,326)

Net units issued (redeemed) during the period	(3)	(10)	9	(64)

The Accompanying Notes are an Integral Part of the Financial Statements.

F-14

NML Variable Annuity Account C

Statements of Changes in Net Assets

(in thousands)

	Mid Cap Growth Stock Division		Index 400 Stock Division
	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013

Operations:
Net investment income (loss)	$(17)	$(18)	$4	$3
Net realized gains (losses)	1,021	259	108	87
Net change in unrealized appreciation/(depreciation)	(710)	686	(2)	188

Net increase (decrease) in net assets resulting from operations	294	927	110	278

Contract Transactions:
Contract owners’ net payments	149	156	163	50
Annuity payments	-	-	-	-
Surrenders and other (net)	(616)	(535)	(106)	(195)
Transfers from other divisions or sponsor	569	803	804	581
Transfers to other divisions or sponsor	(578)	(866)	(742)	(525)

Net increase (decrease) in net assets resulting from contract transactions	(476)	(442)	119	(89)

Net increase (decrease) in net assets	(182)	485	229	189

Net Assets:
Beginning of period	4,429	3,944	1,110	921

End of period	$4,247	$4,429	$1,339	$1,110

Units issued during the period	377	496	304	239
Units redeemed during the period	(388)	(553)	(240)	(257)

Net units issued (redeemed) during the period	(11)	(57)	64	(18)

	Mid Cap Value Division		Small Cap Growth Stock Division
	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013

Operations:
Net investment income (loss)	$4	$3	$(5)	$(1)
Net realized gains (losses)	142	57	101	116
Net change in unrealized appreciation/(depreciation)	(17)	132	(41)	107

Net increase (decrease) in net assets resulting from operations	129	192	55	222

Contract Transactions:
Contract owners’ net payments	110	110	84	24
Annuity payments	-	-	-	-
Surrenders and other (net)	(146)	(49)	(11)	(126)
Transfers from other divisions or sponsor	1,719	1,698	689	696
Transfers to other divisions or sponsor	(1,713)	(1,770)	(705)	(808)

Net increase (decrease) in net assets resulting from contract transactions	(30)	(11)	57	(214)

Net increase (decrease) in net assets	99	181	112	8

Net Assets:
Beginning of period	853	672	645	637

End of period	$952	$853	$757	$645

Units issued during the period	672	898	343	389
Units redeemed during the period	(690)	(905)	(314)	(459)

Net units issued (redeemed) during the period	(18)	(7)	29	(70)

The Accompanying Notes are an Integral Part of the Financial Statements.

F-15

NML Variable Annuity Account C

Statements of Changes in Net Assets

(in thousands)

	Index 600 Stock Division		Small Cap Value Division
	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013

Operations:
Net investment income (loss)	$5	$6	$(1)	$6
Net realized gains (losses)	80	33	120	89
Net change in unrealized appreciation/(depreciation)	(61)	28	(117)	194

Net increase (decrease) in net assets resulting from operations	24	67	2	289

Contract Transactions:
Contract owners’ net payments	118	30	203	68
Annuity payments	-	-	-	-
Surrenders and other (net)	(4)	(82)	(147)	(142)
Transfers from other divisions or sponsor	501	288	2,158	1,784
Transfers to other divisions or sponsor	(442)	(260)	(2,106)	(1,763)

Net increase (decrease) in net assets resulting from contract transactions	173	(24)	108	(53)

Net increase (decrease) in net assets	197	43	110	236

Net Assets:
Beginning of period	252	209	1,203	967

End of period	$449	$252	$1,313	$1,203

Units issued during the period	383	235	753	646
Units redeemed during the period	(275)	(268)	(704)	(657)

Net units issued (redeemed) during the period	108	(33)	49	(11)

	International Growth Division		Research International Core Division
	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013

Operations:
Net investment income (loss)	$7	$6	$9	$(1)
Net realized gains (losses)	11	48	24	16
Net change in unrealized appreciation/(depreciation)	(52)	51	(88)	86

Net increase (decrease) in net assets resulting from operations	(34)	105	(55)	101

Contract Transactions:
Contract owners’ net payments	84	56	107	84
Annuity payments	-	-	-	-
Surrenders and other (net)	(9)	(32)	(5)	(91)
Transfers from other divisions or sponsor	1,465	1,149	1,647	1,468
Transfers to other divisions or sponsor	(1,411)	(1,273)	(1,611)	(1,475)

Net increase (decrease) in net assets resulting from contract transactions	129	(100)	138	(14)

Net increase (decrease) in net assets	95	5	83	87

Net Assets:
Beginning of period	611	606	659	572

End of period	$706	$611	$742	$659

Units issued during the period	816	681	1,723	1,619
Units redeemed during the period	(750)	(738)	(1,594)	(1,640)

Net units issued (redeemed) during the period	66	(57)	129	(21)

The Accompanying Notes are an Integral Part of the Financial Statements.

F-16

NML Variable Annuity Account C

Statements of Changes in Net Assets

(in thousands)

	International Equity Division		Emerging Markets Equity Division
	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013

Operations:
Net investment income (loss)	$57	$65	$3	$3
Net realized gains (losses)	437	134	(14)	16
Net change in unrealized appreciation/(depreciation)	(942)	633	(61)	(68)

Net increase (decrease) in net assets resulting from operations	(448)	832	(72)	(49)

Contract Transactions:
Contract owners’ net payments	398	244	161	123
Annuity payments	-	-	-	-
Surrenders and other (net)	(403)	(593)	(43)	(128)
Transfers from other divisions or sponsor	5,281	4,593	2,417	1,874
Transfers to other divisions or sponsor	(5,112)	(4,890)	(2,315)	(1,823)

Net increase (decrease) in net assets resulting from contract transactions	164	(646)	220	46

Net increase (decrease) in net assets	(284)	186	148	(3)

Net Assets:
Beginning of period	4,513	4,327	956	959

End of period	$4,229	$4,513	$1,104	$956

Units issued during the period	2,694	2,476	2,538	1,908
Units redeemed during the period	(2,550)	(2,663)	(2,327)	(1,862)

Net units issued (redeemed) during the period	144	(187)	211	46

	Money Market Division		Short-Term Bond Division
	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013

Operations:
Net investment income (loss)	$(12)	$(18)	$2	$(2)
Net realized gains (losses)	-	-	-	(2)
Net change in unrealized appreciation/(depreciation)	-	-	(1)	4

Net increase (decrease) in net assets resulting from operations	(12)	(18)	1	-

Contract Transactions:
Contract owners’ net payments	827	1,595	157	215
Annuity payments	-	-	-	-
Surrenders and other (net)	(1,414)	(359)	(54)	(77)
Transfers from other divisions or sponsor	1,281	1,949	1,419	1,272
Transfers to other divisions or sponsor	(2,451)	(2,343)	(1,465)	(1,260)

Net increase (decrease) in net assets resulting from contract transactions	(1,757)	842	57	150

Net increase (decrease) in net assets	(1,769)	824	58	150

Net Assets:
Beginning of period	3,307	2,483	796	646

End of period	$1,538	$3,307	$854	$796

Units issued during the period	1,793	2,301	1,359	1,312
Units redeemed during the period	(2,591)	(1,950)	(1,311)	(1,187)

Net units issued (redeemed) during the period	(798)	351	48	125

The Accompanying Notes are an Integral Part of the Financial Statements.

F-17

NML Variable Annuity Account C

Statements of Changes in Net Assets

(in thousands)

	Select Bond Division		Long-Term U.S. Government Bond Division
	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013

Operations:
Net investment income (loss)	$81	$83	$5	$(2)
Net realized gains (losses)	(19)	45	(2)	(11)
Net change in unrealized appreciation/(depreciation)	180	(252)	64	(40)

Net increase (decrease) in net assets resulting from operations	242	(124)	67	(53)

Contract Transactions:
Contract owners’ net payments	797	505	37	27
Annuity payments	-	-	-	-
Surrenders and other (net)	(651)	(749)	(5)	(13)
Transfers from other divisions or sponsor	9,307	7,505	370	284
Transfers to other divisions or sponsor	(8,945)	(7,340)	(366)	(372)

Net increase (decrease) in net assets resulting from contract transactions	508	(79)	36	(74)

Net increase (decrease) in net assets	750	(203)	103	(127)

Net Assets:
Beginning of period	4,434	4,637	275	402

End of period	$5,184	$4,434	$378	$275

Units issued during the period	4,482	3,440	240	202
Units redeemed during the period	(4,057)	(3,170)	(219)	(231)

Net units issued (redeemed) during the period	425	270	21	(29)

	Inflation Protection Division		High Yield Bond Division
	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013

Operations:
Net investment income (loss)	$2	$6	$56	$54
Net realized gains (losses)	13	23	11	53
Net change in unrealized appreciation/(depreciation)	8	(112)	(62)	(47)

Net increase (decrease) in net assets resulting from operations	23	(83)	5	60

Contract Transactions:
Contract owners’ net payments	139	64	184	130
Annuity payments	-	-	-	-
Surrenders and other (net)	(98)	(287)	(245)	(183)
Transfers from other divisions or sponsor	1,948	1,708	2,794	2,490
Transfers to other divisions or sponsor	(1,971)	(1,592)	(2,637)	(2,493)

Net increase (decrease) in net assets resulting from contract transactions	18	(107)	96	(56)

Net increase (decrease) in net assets	41	(190)	101	4

Net Assets:
Beginning of period	827	1,017	1,165	1,161

End of period	$868	$827	$1,266	$1,165

Units issued during the period	1,606	1,299	1,119	1,080
Units redeemed during the period	(1,592)	(1,359)	(1,054)	(1,090)

Net units issued (redeemed) during the period	14	(60)	65	(10)

The Accompanying Notes are an Integral Part of the Financial Statements.

F-18

NML Variable Annuity Account C

Statements of Changes in Net Assets

(in thousands)

	Multi-Sector Bond Division		Balanced Division
	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013

Operations:
Net investment income (loss)	$36	$40	$261	$376
Net realized gains (losses)	17	29	1,193	690
Net change in unrealized appreciation/(depreciation)	(11)	(95)	(750)	402

Net increase (decrease) in net assets resulting from operations	42	(26)	704	1,468

Contract Transactions:
Contract owners’ net payments	192	140	592	313
Annuity payments	-	-	(4)	(4)
Surrenders and other (net)	(119)	(285)	(582)	(1,117)
Transfers from other divisions or sponsor	3,204	2,652	2,515	1,901
Transfers to other divisions or sponsor	(3,224)	(2,375)	(2,592)	(1,889)

Net increase (decrease) in net assets resulting from contract transactions	53	132	(71)	(796)

Net increase (decrease) in net assets	95	106	633	672

Net Assets:
Beginning of period	1,429	1,323	13,904	13,232

End of period	$1,524	$1,429	$14,537	$13,904

Units issued during the period	2,229	1,860	1,653	1,304
Units redeemed during the period	(2,195)	(1,779)	(1,535)	(1,267)

Net units issued (redeemed) during the period	34	81	118	37

	Asset Allocation Division		Fidelity VIP Mid Cap Division
	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013

Operations:
Net investment income (loss)	$19	$51	$(8)	$(2)
Net realized gains (losses)	123	14	94	315
Net change in unrealized appreciation/(depreciation)	(84)	185	9	113

Net increase (decrease) in net assets resulting from operations	58	250	95	426

Contract Transactions:
Contract owners’ net payments	62	15	189	62
Annuity payments	-	-	-	-
Surrenders and other (net)	(3)	(760)	(142)	(198)
Transfers from other divisions or sponsor	268	184	2,542	2,249
Transfers to other divisions or sponsor	(254)	(138)	(2,529)	(2,218)

Net increase (decrease) in net assets resulting from contract transactions	73	(699)	60	(105)

Net increase (decrease) in net assets	131	(449)	155	321

Net Assets:
Beginning of period	1,344	1,793	1,594	1,273

End of period	$1,475	$1,344	$1,749	$1,594

Units issued during the period	171	116	704	696
Units redeemed during the period	(134)	(555)	(690)	(724)

Net units issued (redeemed) during the period	37	(439)	14	(28)

The Accompanying Notes are an Integral Part of the Financial Statements.

F-19

NML Variable Annuity Account C

Statements of Changes in Net Assets

(in thousands)

	Fidelity VIP Contrafund Division		Neuberger Berman AMT Socially Responsive Division
	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013

Operations:
Net investment income (loss)	$7	$7	$1	$1
Net realized gains (losses)	102	72	27	18
Net change in unrealized appreciation/(depreciation)	70	257	15	80

Net increase (decrease) in net assets resulting from operations	179	336	43	99

Contract Transactions:
Contract owners’ net payments	237	102	65	41
Annuity payments	-	-	-	-
Surrenders and other (net)	(34)	(45)	(2)	(36)
Transfers from other divisions or sponsor	2,380	1,920	1,158	964
Transfers to other divisions or sponsor	(2,377)	(1,986)	(1,153)	(959)

Net increase (decrease) in net assets resulting from contract transactions	206	(9)	68	10

Net increase (decrease) in net assets	385	327	111	109

Net Assets:
Beginning of period	1,444	1,117	382	273

End of period	$1,829	$1,444	$493	$382

Units issued during the period	1,761	1,587	868	806
Units redeemed during the period	(1,626)	(1,600)	(822)	(799)

Net units issued (redeemed) during the period	135	(13)	46	7

	Russell Multi-Style Equity Division		Russell Aggressive Equity Division
	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013

Operations:
Net investment income (loss)	$2	$2	$-	$-
Net realized gains (losses)	80	42	19	13
Net change in unrealized appreciation/(depreciation)	(36)	62	(18)	17

Net increase (decrease) in net assets resulting from operations	46	106	1	30

Contract Transactions:
Contract owners’ net payments	37	7	40	2
Annuity payments	-	-	-	-
Surrenders and other (net)	(37)	(17)	(17)	(6)
Transfers from other divisions or sponsor	785	836	142	236
Transfers to other divisions or sponsor	(806)	(840)	(168)	(187)

Net increase (decrease) in net assets resulting from contract transactions	(21)	(14)	(3)	45

Net increase (decrease) in net assets	25	92	(2)	75

Net Assets:
Beginning of period	424	332	133	58

End of period	$449	$424	$131	$133

Units issued during the period	529	645	83	127
Units redeemed during the period	(541)	(654)	(85)	(102)

Net units issued (redeemed) during the period	(12)	(9)	(2)	25

The Accompanying Notes are an Integral Part of the Financial Statements.

F-20

NML Variable Annuity Account C

Statements of Changes in Net Assets

(in thousands)

	Russell Non-U.S. Division		Russell Core Bond Division
	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013

Operations:
Net investment income (loss)	$7	$8	$21	$16
Net realized gains (losses)	44	57	40	(1)
Net change in unrealized appreciation/(depreciation)	(69)	39	30	(49)

Net increase (decrease) in net assets resulting from operations	(18)	104	91	(34)

Contract Transactions:
Contract owners’ net payments	38	19	201	143
Annuity payments	-	-	-	-
Surrenders and other (net)	(134)	(137)	(82)	(377)
Transfers from other divisions or sponsor	931	891	5,488	4,870
Transfers to other divisions or sponsor	(939)	(906)	(5,452)	(4,445)

Net increase (decrease) in net assets resulting from contract transactions	(104)	(133)	155	191

Net increase (decrease) in net assets	(122)	(29)	246	157

Net Assets:
Beginning of period	549	578	1,723	1,566

End of period	$427	$549	$1,969	$1,723

Units issued during the period	620	677	2,767	2,520
Units redeemed during the period	(685)	(767)	(2,691)	(2,435)

Net units issued (redeemed) during the period	(65)	(90)	76	85

	Russell Global Real Estate Securities Division		Russell LifePoints Moderate Strategy Division
	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013

Operations:
Net investment income (loss)	$58	$64	$17	$5
Net realized gains (losses)	159	175	13	40
Net change in unrealized appreciation/(depreciation)	40	(185)	-	(14)

Net increase (decrease) in net assets resulting from operations	257	54	30	31

Contract Transactions:
Contract owners’ net payments	221	217	270	78
Annuity payments	-	-	-	-
Surrenders and other (net)	(157)	(258)	(23)	(35)
Transfers from other divisions or sponsor	2,979	2,566	578	214
Transfers to other divisions or sponsor	(2,979)	(2,497)	(571)	(361)

Net increase (decrease) in net assets resulting from contract transactions	64	28	254	(104)

Net increase (decrease) in net assets	321	82	284	(73)

Net Assets:
Beginning of period	1,751	1,669	549	622

End of period	$2,072	$1,751	$833	$549

Units issued during the period	847	786	620	227
Units redeemed during the period	(817)	(779)	(432)	(317)

Net units issued (redeemed) during the period	30	7	188	(90)

The Accompanying Notes are an Integral Part of the Financial Statements.

F-21

NML Variable Annuity Account C

Statements of Changes in Net Assets

(in thousands)

	Russell LifePoints Balanced Strategy Division		Russell LifePoints Growth Strategy Division
	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2013

Operations:
Net investment income (loss)	$42	$22	$22	$12
Net realized gains (losses)	70	81	27	(1)
Net change in unrealized appreciation/(depreciation)	(44)	32	(22)	107

Net increase (decrease) in net assets resulting from operations	68	135	27	118

Contract Transactions:
Contract owners’ net payments	63	750	101	38
Annuity payments	-	-	-	-
Surrenders and other (net)	(28)	(76)	(3)	(67)
Transfers from other divisions or sponsor	1,162	1,140	1,592	1,391
Transfers to other divisions or sponsor	(1,239)	(1,257)	(1,599)	(1,394)

Net increase (decrease) in net assets resulting from contract transactions	(42)	557	91	(32)

Net increase (decrease) in net assets	26	692	118	86

Net Assets:
Beginning of period	1,668	976	865	779

End of period	$1,694	$1,668	$983	$865

Units issued during the period	923	1,538	1,344	1,248
Units redeemed during the period	(953)	(1,100)	(1,269)	(1,278)

Net units issued (redeemed) during the period	(30)	438	75	(30)

	Russell LifePoints Equity Growth Strategy Division		Credit Suisse Trust Commodity Return Strategy Division
	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2014	Period November 15 to December 31, 2013

Operations:
Net investment income (loss)	$11	$6	$(1)	$-
Net realized gains (losses)	14	10	1	-
Net change in unrealized appreciation/(depreciation)	(15)	61	(134)	9

Net increase (decrease) in net assets resulting from operations	10	77	(134)	9

Contract Transactions:
Contract owners’ net payments	53	11	144	11
Annuity payments	-	-	-	-
Surrenders and other (net)	(3)	-	(19)	-
Transfers from other divisions or sponsor	185	118	1,427	708
Transfers to other divisions or sponsor	(189)	(193)	(1,356)	(140)

Net increase (decrease) in net assets resulting from contract transactions	46	(64)	196	579

Net increase (decrease) in net assets	56	13	62	588

Net Assets:
Beginning of period	480	467	588	-

End of period	$536	$480	$650	$588

Units issued during the period	205	121	225	104
Units redeemed during the period	(166)	(185)	(197)	(21)

Net units issued (redeemed) during the period	39	(64)	28	83

The Accompanying Notes are an Integral Part of the Financial Statements.

F-22

NML Variable Annuity Account C

Notes to Financial Statements

December 31, 2014

1.	Organization

NML Variable Annuity Account C (“the Account”) is registered as a unit investment trust under the Investment Company Act of 1940 and is a segregated asset account of The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”) used to fund unallocated group combination variable annuity contracts (“contracts”) to provide retirement annuity benefits for self-employed persons and their eligible employees and individual flexible payment deferred variable annuity contracts (“Network Edition”) of certain eligible persons. Three versions of the contract are currently offered: Front Load contracts with a sales charge up to 4.50% of purchase payments; Simplified Load contracts with an installment fee of $750; and Network Edition contracts with no sales or withdrawal charges.

All assets of each Division of the Account are invested in shares of the corresponding Portfolio of Northwestern Mutual Series Fund, Inc., Fidelity Variable Insurance Products, Neuberger Berman Advisers Management Trust, Russell Investment Funds and Credit Suisse Trust (collectively known as “the Funds”). The Funds are open-end investment companies registered under the Investment Company Act of 1940. The financial statements for the Portfolios should be read in conjunction with the financial statements and footnotes of the Divisions. Each Division of the account indirectly bears exposure to the market, credit and liquidity risks of the Portfolio in which it invests.

On September 18, 2013, the Securities Exchange Commission approved an application from Northwestern Mutual on behalf of the Account permitting Northwestern Mutual to automatically transfer all remaining contract values in the Northwestern Mutual Commodities Return Strategy Division to the Credit Suisse Trust Commodity Return Strategy Division. The transfer was executed on November 15, 2013 and is included in the Statement of Changes in Net Assets as part of the transfers from other divisions or sponsor line item. Additionally, Northwestern Mutual will periodically reimburse contract owners for the additional operating expenses of the Credit Suisse Trust Commodity Return Strategy Division. Refer to note 4 - Expenses and Related Party Transactions footnote.

2.	Significant Accounting Policies

A.	Use of Estimates – The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets for use in estimates. Actual results could differ from those estimates.

B.	Investment Valuation – The shares are valued at the Funds’ offering and redemption prices per share. As of December 31, 2014, all of the Account’s investments are identified as Level 1 securities for valuation purposes under the Fair Value Measurement Topic of the FASB Accounting Standards Codification. Level 1 securities are valued at fair value as determined by quoted prices in active markets for identical securities. All changes in fair value are recorded as change in unrealized appreciation/(depreciation) of investments during the period in the statements of operations of the applicable Division.

C.	Investment Income, Securities Transactions and Contract Dividends – Transactions in the Funds’ shares are accounted for on the trade date. The basis for determining cost on sale of the Funds’ shares is identified cost. Dividend income and distributions of net realized gains from the Funds are recorded on the ex–date of the dividends. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds. Certain contracts are eligible to receive contract dividends from Northwestern Mutual. All dividends reinvested in the Account are reflected in Contract owners’ net payments in the accompanying financial statements.

F-23

NML Variable Annuity Account C

Notes to Financial Statements

December 31, 2014

2.	Significant Accounting Policies (continued)

D.	Due to Participants – Upon notification of death of the contract owner or maturity of a contract, a liability is recorded and is included in Due to Participants in the accompanying financial statements. This liability is identified as Level 1 for valuation purposes under the Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification.

E.	Annuity Reserves – Annuity reserves represent the present value of all future payments on current variable income plans and are represented as annuity reserves in the statement of assets and liabilities. Such reserves are determined by the Actuarial Department of Northwestern Mutual. Annuity reserves are based on published annuity tables with age adjustment and interest based on actual investment experience and assumed investment rates of 3.50% or 5.00%. For those contract holders that elect a fixed income plan option, the values accumulated are transferred out of the Separate Account and to the General Account and all related payouts are funded by Northwestern Mutual.

F.	Taxes – Northwestern Mutual is taxed as a “life insurance company” under the Internal Revenue Code. The operations of the Account are included in Northwestern Mutual’s consolidated income tax return. Under current law, no federal income taxes are payable with respect to the Account. Accordingly, no provision for any such liability has been made.

3.	Purchases and Sales of Investments

Purchases and sales of the Funds’ shares for the year ended December 31, 2014 were as follows: (in thousands)

Division	Purchases	Sales
Growth Stock	$280	$229
Focused Appreciation	493	298
Large Cap Core Stock	215	332
Large Cap Blend	192	17
Index 500 Stock	1,344	1,181
Large Company Value	53	43
Domestic Equity	97	89
Equity Income	445	347
Mid Cap Growth Stock	986	689
Index 400 Stock	336	150
Mid Cap Value	276	231
Small Cap Growth Stock	187	55
Index 600 Stock	275	27
Small Cap Value	379	239
International Growth	212	76
Research International Core	260	109
International Equity	1,091	562
Emerging Markets Equity	394	171
Money Market	1,995	3,754
Short-Term Bond	276	216
Select Bond	1,575	972
Long-Term U.S. Government Bond	58	17
Inflation Protection	329	300

NML Variable Annuity Account C

Notes to Financial Statements

December 31, 2014

3.	Purchases and Sales of Investments (continued)

Division	Purchases	Sales
High Yield Bond	$491	$336
Multi-Sector Bond	456	367
Balanced	2,416	1,081
Asset Allocation	252	38
Fidelity VIP Mid Cap	349	258
Fidelity VIP Contrafund	434	185
Neuberger Berman AMT Socially Responsive	156	87
Russell Multi-Style Equity	115	42
Russell Aggressive Equity	72	52
Russell Non-U.S.	81	165
Russell Core Bond	482	270
Russell Global Real Estate Securities	560	348
Russell LifePoints Moderate Strategy	309	28
Russell LifePoints Balanced Strategy	149	115
Russell LifePoints Growth Strategy	152	18
Russell LifePoints Equity Growth Strategy	85	20
Credit Suisse Trust Commodity Return Strategy	281	86

4.	Expenses and Related Party Transactions

A deduction for mortality and expense risks is determined daily and paid to Northwestern Mutual as compensation for assuming the risk that annuity payments will continue for longer periods than anticipated because the annuitants as a group live longer than expected, and the risk that the charges made by Northwestern Mutual may be insufficient to cover the actual costs incurred in connection with the contracts.

For contracts issued prior to December 17, 1981 or beginning May 1, 1984 and prior to January 6, 1992 there is no deduction for mortality and expense risks. For those contracts issued beginning May 1, 1984 and prior to January 6, 1992 the rates may be increased by the Board of Trustees of Northwestern Mutual, not to exceed a 0.25% annual rate.

There are no contracts outstanding that were issued on or after December 17, 1981, and prior to May 1, 1984.

For contracts issued on or after January 6, 1992, for the Front Load version and the Simplified Load version, the deduction for mortality and expense risks is determined daily at annual rates of 0.65% and 1.25%, respectively, of the net assets of each Division attributable to these contracts and is paid to Northwestern Mutual. For these contracts, the rates may be increased or decreased by the Board of Trustees of Northwestern Mutual not to exceed 1.00% and 1.50% annual rates, respectively.

For Network Edition contracts issued on or after October 16, 2006, the deduction for mortality and expense risks is determined daily at an annual rate of 0.35% of the net assets of each Division attributable to these contracts and is paid to Northwestern Mutual. For these contracts, the rate may be increased by the Board of Trustees of Northwestern Mutual not to exceed 0.75% annual rate.

The net operating expenses of the Credit Suisse Trust Commodity Return Strategy Portfolio are limited to 1.05% of average net assets through November 15, 2015 by Credit Suisse Trust and Credit Suisse Asset Management, LLC. Pursuant to the substitution order of the Securities and Exchange Commission, effective November 15, 2013 through November 15, 2015, Northwestern Mutual will periodically reimburse contract owners to the extent the net operating expenses of the Credit Suisse Trust Commodity Return Strategy Portfolio exceed that of the fee waiver agreement of 0.95% of the Northwestern Mutual Commodities Return Strategy Portfolio which was in place at the time of the substitution.

NML Variable Annuity Account C

Notes to Financial Statements

December 31, 2014

5.	Financial Highlights

(For a unit outstanding during the period)

	As of the respective period end date:					For the respective period ended:
Division	Units Outstanding (000’s)	Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest(1)			Total Return, Lowest to Highest(1)
Growth Stock
Year Ended 12/31/14	391	$1.538779	to	$54.488126	$1,832	0.58%	0.35%	to	1.25%	7.67%	to	9.02%
Year Ended 12/31/13	396	1.416355	to	49.977915	1,811	0.69	0.35	to	1.25	34.18	to	35.86
Year Ended 12/31/12	417	1.046126	to	36.785012	1,409	0.60	0.35	to	1.25	11.53	to	12.94
Year Ended 12/31/11	417	0.929516	to	32.569595	1,293	0.75	0.35	to	1.25	(2.52)	to	(1.30)
Year Ended 12/31/10	470	0.945056	to	32.998214	1,452	0.76	0.35	to	1.25	10.98	to	12.37
Focused Appreciation
Year Ended 12/31/14	470	$2.873055	to	$33.238141	$1,572	0.02%	0.35%	to	1.25%	8.08%	to	9.43%
Year Ended 12/31/13	455	2.658335	to	30.372615	1,387	0.48	0.35	to	1.25	27.41	to	29.01
Year Ended 12/31/12	472	2.086517	to	23.543734	1,278	0.30	0.35	to	1.25	18.64	to	20.14
Year Ended 12/31/11	442	1.758640	to	19.596705	983	0.17	0.35	to	1.25	(7.26)	to	(6.10)
Year Ended 12/31/10	656	1.896360	to	20.869750	1,438	0.00	0.35	to	1.25	7.98	to	9.33
Large Cap Core Stock
Year Ended 12/31/14	515	$1.447826	to	$40.759702	$1,467	1.49%	0.35%	to	1.25%	7.22%	to	8.56%
Year Ended 12/31/13	612	1.338280	to	37.544148	1,616	1.16	0.35	to	1.25	26.99	to	28.58
Year Ended 12/31/12	717	1.044453	to	29.198468	1,515	1.22	0.35	to	1.25	10.24	to	11.63
Year Ended 12/31/11	700	0.938936	to	26.156583	1,365	1.14	0.35	to	1.25	(2.43)	to	(1.21)
Year Ended 12/31/10	717	0.953769	to	26.477036	1,520	1.20	0.35	to	1.25	11.51	to	12.91
Large Cap Blend
Year Ended 12/31/14	311	$1.225351	to	$13.487127	$428	0.04%	0.35%	to	1.25%	11.18%	to	12.58%
Year Ended 12/31/13	180	1.102119	to	11.980322	228	0.92	0.35	to	1.25	29.24	to	30.86
Year Ended 12/31/12	189	0.852786	to	9.155103	183	0.92	0.35	to	1.25	13.76	to	15.20
Year Ended 12/31/11	230	0.749617	to	7.947227	181	0.63	0.35	to	1.25	(3.50)	to	(2.29)
Year Ended 12/31/10	299	0.776814	to	8.133668	240	0.91	0.35	to	1.25	12.88	to	14.29
Index 500 Stock
Year Ended 12/31/14	1,794	$1.756737	to	$103.583087	$7,240	1.62%	0.35%	to	1.25%	12.05%	to	13.46%
Year Ended 12/31/13	1,378	1.553803	to	91.297175	6,407	1.87	0.35	to	1.25	30.42	to	32.05
Year Ended 12/31/12	1,180	1.180763	to	69.136117	4,972	1.82	0.35	to	1.25	14.31	to	15.76
Year Ended 12/31/11	1,110	1.023649	to	59.726031	4,548	1.75	0.35	to	1.25	0.69	to	1.95
Year Ended 12/31/10	1,452	1.007582	to	58.583796	6,040	1.97	0.35	to	1.25	13.47	to	14.89
Large Company Value
Year Ended 12/31/14	211	$1.259638	to	$13.865219	$303	0.00%	0.35%	to	1.25%	11.63%	to	13.03%
Year Ended 12/31/13	213	1.128421	to	12.266796	272	1.49	0.35	to	1.25	29.66	to	31.29
Year Ended 12/31/12	220	0.870270	to	9.343226	214	1.86	0.35	to	1.25	15.02	to	16.47
Year Ended 12/31/11	248	0.756619	to	8.021755	195	1.70	0.35	to	1.25	0.23	to	1.49
Year Ended 12/31/10	238	0.754864	to	7.904105	185	1.47	0.35	to	1.25	9.58	to	10.95
Domestic Equity
Year Ended 12/31/14	567	$1.940876	to	$22.950784	$1,219	1.69%	0.35%	to	1.25%	12.46%	to	13.87%
Year Ended 12/31/13	570	1.725835	to	20.154766	1,083	1.70	0.35	to	1.25	32.37	to	34.03
Year Ended 12/31/12	580	1.303845	to	15.037814	834	2.19	0.35	to	1.25	12.92	to	14.35
Year Ended 12/31/11	623	1.154666	to	13.151218	792	2.01	0.35	to	1.25	(0.34)	to	0.91
Year Ended 12/31/10	819	1.158641	to	13.033112	1,021	2.25	0.35	to	1.25	13.20	to	14.62
Equity Income
Year Ended 12/31/14	689	$2.359021	to	$27.291728	$1,836	1.22%	0.35%	to	1.25%	6.10%	to	7.43%
Year Ended 12/31/13	680	2.223419	to	25.403806	1,680	1.24	0.35	to	1.25	28.33	to	29.94
Year Ended 12/31/12	744	1.732638	to	19.550985	1,424	1.69	0.35	to	1.25	15.77	to	17.23
Year Ended 12/31/11	627	1.496618	to	16.677245	1,116	1.48	0.35	to	1.25	(2.15)	to	(0.92)
Year Ended 12/31/10	522	1.529461	to	16.832155	958	1.80	0.35	to	1.25	13.90	to	15.33

(1)	Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes. Returns are not annualized for periods less than one year.

NML Variable Annuity Account C

Notes to Financial Statements

December 31, 2014

	As of the respective period end date:				For the respective period ended:
Division	Units Outstanding (000’s)	Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest(1)			Total Return, Lowest to Highest(1)
Mid Cap Growth Stock
Year Ended 12/31/14	561	$1.475957	to	$102.693582	$4,247	0.35%	0.35%	to	1.25%	7.15%	to	8.49%
Year Ended 12/31/13	572	1.365189	to	94.654719	4,429	0.31	0.35	to	1.25	23.98	to	25.53
Year Ended 12/31/12	629	1.091338	to	75.402575	3,944	0.13	0.35	to	1.25	10.57	to	11.97
Year Ended 12/31/11	634	0.978142	to	67.344023	3,690	0.24	0.35	to	1.25	(7.34)	to	(6.18)
Year Ended 12/31/10	875	1.046214	to	71.778944	5,057	0.27	0.35	to	1.25	22.32	to	23.86
Index 400 Stock
Year Ended 12/31/14	376	$3.345567	to	$43.598907	$1,339	1.00%	0.35%	to	1.25%	8.06%	to	9.42%
Year Ended 12/31/13	312	3.068389	to	39.846886	1,110	1.07	0.35	to	1.25	31.51	to	33.16
Year Ended 12/31/12	330	2.312315	to	29.923387	921	0.94	0.35	to	1.25	16.18	to	17.64
Year Ended 12/31/11	301	1.972440	to	25.435391	733	0.80	0.35	to	1.25	(3.14)	to	(1.92)
Year Ended 12/31/10	420	2.018189	to	25.934506	1,056	1.03	0.35	to	1.25	24.73	to	26.29
Mid Cap Value
Year Ended 12/31/14	286	$2.782414	to	$32.189353	$952	0.96%	0.35%	to	1.25%	15.24%	to	16.69%
Year Ended 12/31/13	304	2.414353	to	27.585004	853	0.95	0.35	to	1.25	28.63	to	30.24
Year Ended 12/31/12	311	1.876997	to	21.179677	672	1.56	0.35	to	1.25	15.12	to	16.57
Year Ended 12/31/11	269	1.630487	to	18.168731	516	1.77	0.35	to	1.25	(1.84)	to	(0.61)
Year Ended 12/31/10	287	1.660995	to	18.279525	547	1.44	0.35	to	1.25	18.44	to	19.93
Small Cap Growth Stock
Year Ended 12/31/14	257	$2.007765	to	$47.561777	$757	0.00%	0.35%	to	1.25%	7.31%	to	8.66%
Year Ended 12/31/13	228	1.854311	to	43.773190	645	0.52	0.35	to	1.25	36.88	to	36.60
Year Ended 12/31/12	298	1.342607	to	31.582975	637	0.00	0.35	to	1.25	8.12	to	9.48
Year Ended 12/31/11	322	1.230655	to	28.847575	661	0.34	0.35	to	1.25	(3.98)	to	(2.78)
Year Ended 12/31/10	379	1.270262	to	29.671998	841	0.73	0.35	to	1.25	24.29	to	25.85
Index 600 Stock
Year Ended 12/31/14	247	$1.602493	to	$17.638780	$449	1.77%	0.35%	to	1.25%	4.03%	to	5.34%
Year Ended 12/31/13	139	1.540384	to	16.744685	252	3.71	0.35	to	1.25	38.92	to	40.67
Year Ended 12/31/12	172	1.108809	to	11.903891	209	3.36	0.35	to	1.25	14.35	to	15.80
Year Ended 12/31/11	91	0.969630	to	10.280016	92	0.81	0.35	to	1.25	(0.35)	to	0.90
Year Ended 12/31/10	87	0.973013	to	10.188115	86	2.37	0.35	to	1.25	24.34	to	25.90
Small Cap Value
Year Ended 12/31/14	393	$2.885630	to	$34.121874	$1,313	0.36%	0.35%	to	1.25%	(1.02)%	to	0.22%
Year Ended 12/31/13	344	2.915464	to	34.046809	1,203	1.10	0.35	to	1.25	30.13	to	31.76
Year Ended 12/31/12	355	2.240441	to	25.839588	967	0.39	0.35	to	1.25	14.88	to	16.33
Year Ended 12/31/11	369	1.950281	to	22.212770	881	0.61	0.35	to	1.25	(2.58)	to	(1.36)
Year Ended 12/31/10	452	2.002032	to	22.519799	1,072	1.09	0.35	to	1.25	20.44	to	21.95
International Growth
Year Ended 12/31/14	333	$1.657184	to	$19.596007	$706	1.31%	0.35%	to	1.25%	(5.71)%	to	(4.52)%
Year Ended 12/31/13	267	1.757474	to	20.524033	611	1.39	0.35	to	1.25	18.32	to	19.81
Year Ended 12/31/12	324	1.485329	to	17.130842	606	1.50	0.35	to	1.25	16.52	to	17.99
Year Ended 12/31/11	262	1.274777	to	14.519220	498	1.11	0.35	to	1.25	(14.24)	to	(13.17)
Year Ended 12/31/10	372	1.486506	to	16.720938	743	0.93	0.35	to	1.25	14.99	to	16.43
Research International Core
Year Ended 12/31/14	720	$0.927768	to	$10.212438	$742	1.45%	0.35%	to	1.25%	(7.87)%	to	(6.71)%
Year Ended 12/31/13	591	1.007038	to	10.947312	659	0.12	0.35	to	1.25	17.45	to	18.92
Year Ended 12/31/12	612	0.857448	to	9.205651	572	1.76	0.35	to	1.25	15.30	to	16.76
Year Ended 12/31/11	351	0.743659	to	7.884380	275	1.96	0.35	to	1.25	(11.59)	to	(10.48)
Year Ended 12/31/10	159	0.841136	to	8.807210	137	1.67	0.35	to	1.25	9.68	to	11.05
International Equity
Year Ended 12/31/14	1,705	$1.859162	to	$4.952849	$4,229	1.92%	0.35%	to	1.25%	(9.94)%	to	(8.80)%
Year Ended 12/31/13	1,561	2.045816	to	5.431053	4,513	2.17	0.35	to	1.25	19.87	to	21.38
Year Ended 12/31/12	1,748	1.691434	to	4.474566	4,327	2.70	0.35	to	1.25	20.00	to	21.52
Year Ended 12/31/11	1,686	1.396839	to	3.682261	3,665	2.08	0.35	to	1.25	(11.21)	to	(10.10)
Year Ended 12/31/10	1,630	1.559174	to	4.095847	4,169	2.86	0.35	to	1.25	6.34	to	7.67

(1)	Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes. Returns are not annualized for periods less than one year.

NML Variable Annuity Account C

Notes to Financial Statements

December 31, 2014

	As of the respective period end date:					For the respective period ended:
Division	Units Outstanding (000’s)	Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest(1)			Total Return, Lowest to Highest(1)
Emerging Markets Equity
Year Ended 12/31/14	1,082	$0.918478	to	$10.109813	$1,104	0.63%	0.35%	to	1.25%	(7.41)%	to	(6.25)%
Year Ended 12/31/13	871	0.992029	to	10.783888	956	0.74	0.35	to	1.25	(6.33)	to	(5.15)
Year Ended 12/31/12	825	1.059049	to	11.369632	959	0.16	0.35	to	1.25	17.35	to	18.83
Year Ended 12/31/11	631	0.902488	to	9.567929	624	0.92	0.35	to	1.25	(19.67)	to	(18.66)
Year Ended 12/31/10	612	1.123423	to	11.762676	732	0.94	0.35	to	1.25	22.55	to	24.08
Money Market
Year Ended 12/31/14	926	$1.262776	to	$41.568533	$1,538	0.08%	0.35%	to	1.25%	(1.17%)	to	0.07%
Year Ended 12/31/13	1,724	1.266305	to	41.539003	3,307	0.09	0.35	to	1.25	(1.14)	to	0.10
Year Ended 12/31/12	1,373	1.269494	to	41.497953	2,483	0.14	0.35	to	1.25	(1.10)	to	0.15
Year Ended 12/31/11	1,377	1.272116	to	41.437528	2,566	0.14	0.35	to	1.25	(1.10)	to	0.14
Year Ended 12/31/10	1,312	1.274791	to	41.380226	2,834	0.29	0.35	to	1.25	(0.95)	to	0.29
Short-Term Bond
Year Ended 12/31/14	703	$1.107462	to	$12.188479	$854	0.61%	0.35%	to	1.25%	(0.86)%	to	0.38%
Year Ended 12/31/13	655	1.117123	to	12.142453	796	0.17	0.35	to	1.25	(0.70)	to	0.55
Year Ended 12/31/12	530	1.124968	to	12.076410	646	1.49	0.35	to	1.25	0.80	to	2.07
Year Ended 12/31/11	1,248	1.116091	to	11.832025	1,403	1.31	0.35	to	1.25	(0.69)	to	0.55
Year Ended 12/31/10	1,311	1.123849	to	11.766917	1,488	6.29	0.35	to	1.25	2.35	to	3.63
Select Bond
Year Ended 12/31/14	2,036	$2.193832	to	$211.428447	$5,184	2.07%	0.35%	to	1.25%	4.25%	to	5.56%
Year Ended 12/31/13	1,611	2.085516	to	200.286369	4,434	2.37	0.35	to	1.25	(3.37)	to	(2.16)
Year Ended 12/31/12	1,341	2.138973	to	204.702189	4,637	2.94	0.35	to	1.25	3.66	to	4.96
Year Ended 12/31/11	1,041	2.045015	to	195.021673	4,015	3.26	0.35	to	1.25	5.83	to	7.16
Year Ended 12/31/10	1,068	1.915070	to	181.992325	4,269	3.69	0.35	to	1.25	5.27	to	6.59
Long-Term U.S Government Bond
Year Ended 12/31/14	191	$1.742779	to	$19.181310	$378	2.13%	0.35%	to	1.25%	22.20%	to	23.73%
Year Ended 12/31/13	170	1.426196	to	15.502339	275	0.02	0.35	to	1.25	(14.35)	to	(13.27)
Year Ended 12/31/12	199	1.665149	to	17.875038	402	1.93	0.35	to	1.25	2.46	to	3.75
Year Ended 12/31/11	179	1.625206	to	17.228764	345	2.01	0.35	to	1.25	27.33	to	28.92
Year Ended 12/31/10	187	1.276411	to	13.364058	283	4.95	0.35	to	1.25	9.25	to	10.62
Inflation Protection
Year Ended 12/31/14	628	$1.262831	to	$13.899486	$868	0.57%	0.35%	to	1.25%	1.86%	to	3.14%
Year Ended 12/31/13	614	1.239806	to	13.476716	827	1.06	0.35	to	1.25	(9.47)	to	(6.33)
Year Ended 12/31/12	674	1.369504	to	14.701699	1,017	2.45	0.35	to	1.25	6.01	to	7.35
Year Ended 12/31/11	395	1.291820	to	13.694886	629	0.04	0.35	to	1.25	10.54	to	11.93
Year Ended 12/31/10	336	1.168621	to	12.235594	504	4.14	0.35	to	1.25	4.29	to	5.60
High Yield Bond
Year Ended 12/31/14	472	$2.592458	to	$43.976216	$1,266	4.95%	0.35%	to	1.25%	(0.08)%	to	1.18%
Year Ended 12/31/13	407	2.571334	to	43.465300	1,165	5.09	0.35	to	1.25	4.52	to	5.84
Year Ended 12/31/12	417	2.438069	to	41.068270	1,161	6.35	0.35	to	1.25	12.47	to	13.89
Year Ended 12/31/11	323	2.148291	to	36.059875	871	7.36	0.35	to	1.25	3.30	to	4.59
Year Ended 12/31/10	300	2.061124	to	34.475967	833	7.41	0.35	to	1.25	13.14	to	14.56
Multi-Sector Bond
Year Ended 12/31/14	966	$1.449313	to	$15.951947	$1,524	2.71%	0.35%	to	1.25%	1.97%	to	3.25%
Year Ended 12/31/13	932	1.421330	to	15.449941	1,429	3.44	0.35	to	1.25	(2.80)	to	(1.58)
Year Ended 12/31/12	851	1.462316	to	15.698283	1,323	0.44	0.35	to	1.25	13.51	to	14.94
Year Ended 12/31/11	660	1.288261	to	13.657358	959	5.92	0.35	to	1.25	3.69	to	4.99
Year Ended 12/31/10	405	1.242452	to	13.008698	594	7.28	0.35	to	1.25	11.78	to	13.19

(1)	Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes. Returns are not annualized for periods less than one year.

NML Variable Annuity Account C

Notes to Financial Statements

December 31, 2014

	As of the respective period end date:					For the respective period ended:
Division	Units Outstanding (000’s)	Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest(1)			Total Return, Lowest to Highest(1)
Balanced
Year Ended 12/31/14	1,842	$1.799000	to	$181.830315	$14,537	2.32%	0.35%	to	1.25%	4.25%	to	5.56%
Year Ended 12/31/13	1,724	1.710188	to	172.248875	13,904	3.32	0.35	to	1.25	10.69	to	12.08
Year Ended 12/31/12	1,687	1.531157	to	153.677764	13,232	1.19	0.35	to	1.25	8.33	to	9.69
Year Ended 12/31/11	1,521	1.400766	to	140.096515	12,626	2.76	0.35	to	1.25	0.85	to	2.11
Year Ended 12/31/10	1,956	1.376613	to	137.200077	14,320	2.10	0.35	to	1.25	10.57	to	11.96
Asset Allocation
Year Ended 12/31/14	798	$1.732596	to	$20.487411	$1,475	2.12%	0.35%	to	1.25%	3.85%	to	5.15%
Year Ended 12/31/13	761	1.668437	to	19.484028	1,344	3.88	0.35	to	1.25	15.22	to	16.67
Year Ended 12/31/12	1,200	1.448020	to	16.700324	1,793	0.23	0.35	to	1.25	9.63	to	11.02
Year Ended 12/31/11	1,218	1.320779	to	15.042893	1,655	2.31	0.35	to	1.25	(1.31)	to	(0.08)
Year Ended 12/31/10	1,158	1.338348	to	15.054442	1,728	2.94	0.35	to	1.25	11.61	to	13.01
Fidelity VIP Mid Cap
Year Ended 12/31/14	418	$3.702607	to	$42.835362	$1,749	0.02%	0.35%	to	1.25%	4.72%	to	6.03%
Year Ended 12/31/13	404	3.535842	to	40.398542	1,594	0.28	0.35	to	1.25	34.18	to	35.87
Year Ended 12/31/12	432	2.635062	to	29.733518	1,273	0.40	0.35	to	1.25	13.13	to	14.56
Year Ended 12/31/11	412	2.329143	to	25.953961	1,113	0.02	0.35	to	1.25	(11.96)	to	(10.85)
Year Ended 12/31/10	447	2.645449	to	29.113348	1,351	0.13	0.35	to	1.25	26.98	to	28.57
Fidelity VIP Contrafund
Year Ended 12/31/14	1,067	$1.522183	to	$16.754369	$1,829	0.78%	0.35%	to	1.25%	10.27%	to	11.65%
Year Ended 12/31/13	932	1.380421	to	15.005573	1,444	0.86	0.35	to	1.25	29.33	to	30.95
Year Ended 12/31/12	945	1.067369	to	11.458810	1,117	1.17	0.35	to	1.25	14.69	to	16.14
Year Ended 12/31/11	813	0.930627	to	9.866342	918	0.72	0.35	to	1.25	(3.99)	to	(2.78)
Year Ended 12/31/10	963	0.969284	to	10.148873	1,077	1.09	0.35	to	1.25	15.48	to	16.93
Neuberger Berman AMT Socially Responsive
Year Ended 12/31/14	306	$1.478648	to	$16.275087	$493	0.39%	0.35%	to	1.25%	9.01%	to	10.38%
Year Ended 12/31/13	260	1.356400	to	14.744385	382	0.71	0.35	to	1.25	35.90	to	37.60
Year Ended 12/31/12	253	0.998110	to	10.715212	273	0.28	0.35	to	1.25	9.60	to	10.98
Year Ended 12/31/11	143	0.910717	to	9.655117	140	0.38	0.35	to	1.25	(4.28)	to	(3.08)
Year Ended 12/31/10	180	0.951436	to	9.961969	173	0.04	0.35	to	1.25	21.33	to	22.85
Russell Multi-Style Equity
Year Ended 12/31/14	281	$1.485791	to	$18.071559	$449	1.17%	0.35%	to	1.25%	10.31%	to	11.70%
Year Ended 12/31/13	293	1.346869	to	16.178812	424	1.22	0.35	to	1.25	31.27	to	32.92
Year Ended 12/31/12	302	1.026015	to	12.171877	332	1.30	0.35	to	1.25	14.25	to	15.69
Year Ended 12/31/11	922	0.898065	to	10.521100	887	0.98	0.35	to	1.25	(2.77)	to	(1.55)
Year Ended 12/31/10	1,302	0.923622	to	10.686543	1,267	0.92	0.35	to	1.25	15.02	to	16.46
Russell Aggressive Equity
Year Ended 12/31/14	55	$2.231487	to	$27.141282	$131	0.25%	0.35%	to	1.25%	0.30%	to	1.56%
Year Ended 12/31/13	57	2.222420	to	26.724835	133	0.43	0.35	to	1.25	38.27	to	40.00
Year Ended 12/31/12	32	1.592979	to	19.088862	58	0.93	0.35	to	1.25	14.39	to	15.84
Year Ended 12/31/11	109	1.380064	to	16.479338	162	0.47	0.35	to	1.25	(5.39)	to	(4.20)
Year Ended 12/31/10	239	1.445652	to	17.202203	364	0.47	0.35	to	1.25	23.33	to	24.88
Russell Non-U.S.
Year Ended 12/31/14	278	$1.415417	to	$17.795979	$427	1.98%	0.35%	to	1.25%	(5.63)%	to	(4.45)%
Year Ended 12/31/13	343	1.486514	to	18.624500	549	2.16	0.35	to	1.25	20.40	to	21.91
Year Ended 12/31/12	433	1.223636	to	15.277391	578	1.79	0.35	to	1.25	18.32	to	19.81
Year Ended 12/31/11	682	1.024882	to	12.750860	768	1.69	0.35	to	1.25	(13.96)	to	(12.88)
Year Ended 12/31/10	861	1.180537	to	14.635995	1,130	0.90	0.35	to	1.25	10.04	to	11.42
Russell Core Bond
Year Ended 12/31/13	915	$1.914309	to	$23.281628	$1,969	1.56%	0.35%	to	1.25%	4.15%	to	5.45%
Year Ended 12/31/13	839	1.838117	to	22.077570	1,723	1.45	0.35	to	1.25	(2.67)	to	(1.45)
Year Ended 12/31/12	754	1.888622	to	22.402721	1,566	2.41	0.35	to	1.25	7.02	to	8.38
Year Ended 12/31/11	1,105	1.764666	to	20.671320	2,238	3.15	0.35	to	1.25	3.39	to	4.68
Year Ended 12/31/10	1,040	1.706840	to	19.746605	2,032	3.83	0.35	to	1.25	8.66	to	10.02
Russell Global Real Estate Securities
Year Ended 12/31/14	476	$3.671934	to	$44.660949	$2,072	3.31%	0.35%	to	1.25%	13.33%	to	14.75%
Year Ended 12/31/13	446	3.240150	to	38.920595	1,751	4.04	0.35	to	1.25	2.36	to	3.65
Year Ended 12/31/12	439	3.165381	to	37.550773	1,669	4.98	0.35	to	1.25	25.97	to	27.56
Year Ended 12/31/11	433	2.512877	to	29.438654	1,301	2.24	0.35	to	1.25	(8.20)	to	(7.05)
Year Ended 12/31/10	438	2.737367	to	31.671345	1,458	2.21	0.35	to	1.25	21.40	to	22.92

(1)	Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes. Returns are not annualized for periods less than one year.

F-29

NML Variable Annuity Account C

Notes to Financial Statements

December 31, 2014

	As of the respective period end date:					For the respective period ended:
Division	Units Outstanding (000’s)	Unit Value, Lowest to Highest			Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest(1)			Total Return, Lowest to Highest(1)
Russell LifePoints Moderate Strategy
Year Ended 12/31/14	612	$1.292586	to	$14.227181	$833	2.89%	0.35%	to	1.25%	3.55%	to	4.85%
Year Ended 12/31/13	424	1.248227	to	13.568584	549	1.69	0.35	to	1.25	5.46	to	6.79
Year Ended 12/31/12	514	1.183568	to	12.706153	622	3.19	0.35	to	1.25	9.68	to	11.07
Year Ended 12/31/11	346	1.079083	to	11.440046	377	2.52	0.35	to	1.25	(1.12)	to	0.12
Year Ended 12/31/10	313	1.091278	to	11.426097	342	4.34	0.35	to	1.25	11.23	to	12.62
Russell LifePoints Balanced Strategy
Year Ended 12/31/14	1,268	$1.259753	to	$13.866173	$1,694	2.91%	0.35%	to	1.25%	3.31%	to	4.61%
Year Ended 12/31/13	1,298	1.219361	to	13.255096	1,668	2.52	0.35	to	1.25	11.03	to	12.43
Year Ended 12/31/12	860	1.098181	to	11.789785	976	2.36	0.35	to	1.25	11.55	to	12.96
Year Ended 12/31/11	1,061	0.984507	to	10.437591	1,076	2.08	0.35	to	1.25	(3.60)	to	(2.40)
Year Ended 12/31/10	1,153	1.021321	to	10.693804	1,207	3.84	0.35	to	1.25	12.65	to	14.06
Russell LifePoints Growth Strategy
Year Ended 12/31/14	797	$1.186908	to	$13.064429	$983	3.01%	0.35%	to	1.25%	2.47%	to	3.76%
Year Ended 12/31/13	722	1.158315	to	12.591524	865	2.24	0.35	to	1.25	15.11	to	16.56
Year Ended 12/31/12	752	1.006249	to	10.802768	779	2.03	0.35	to	1.25	12.79	to	14.22
Year Ended 12/31/11	651	0.892120	to	9.458077	593	1.86	0.35	to	1.25	(5.91)	to	(4.73)
Year Ended 12/31/10	590	0.948175	to	9.927918	568	2.92	0.35	to	1.25	13.64	to	15.06
Russell LifePoints Equity Growth Strategy
Year Ended 12/31/14	480	$1.103798	to	$12.149681	$536	3.35%	0.35%	to	1.25%	2.20%	to	3.48%
Year Ended 12/31/13	441	1.080041	to	11.740704	480	2.47	0.35	to	1.25	18.33	to	19.81
Year Ended 12/31/12	505	0.912766	to	9.799317	467	1.74	0.35	to	1.25	14.24	to	15.68
Year Ended 12/31/11	520	0.799007	to	8.471141	419	1.49	0.35	to	1.25	(7.39)	to	(6.22)
Year Ended 12/31/10	456	0.862730	to	9.033430	395	2.80	0.35	to	1.25	13.67	to	15.09
Credit Suisse Trust Commodity Return Strategy
Year Ended 12/31/14	112	$5.621078	to	$5.885213	$650	0.00%	0.35%	to	1.25%	(17.97)%	to	(16.94)%
Period Ended 12/31/13 (2)	83	$6.852188	to	$7.085099	$588	0.00	0.35	to	1.25	1.63	to	1.79

(1)	Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes. Returns are not annualized for periods less than one year.
(2)	Division commenced operations on November 15, 2013.

F-30

Report of Independent Registered Public Accounting Firm

To The Northwestern Mutual Life Insurance Company Board of Trustees and

Contract Owners of NML Variable Annuity Account C

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of NML Variable Annuity Account C and its Growth Stock Division, Focused Appreciation Division, Large Cap Core Stock Division, Large Cap Blend Division, Index 500 Stock Division, Large Company Value Division, Domestic Equity Division, Equity Income Division, Mid Cap Growth Stock Division, Index 400 Stock Division, Mid Cap Value Division, Small Cap Growth Stock Division, Index 600 Stock Division, Small Cap Value Division, International Growth Division, Research International Core Division, International Equity Division, Emerging Markets Equity Division, Money Market Division, Short-Term Bond Division, Select Bond Division, Long-Term U.S. Government Bond Division, Inflation Protection Division, High Yield Bond Division, Multi-Sector Bond Division, Balanced Division, Asset Allocation Division, Fidelity VIP Mid Cap Division, Fidelity VIP Contrafund Division, Neuberger Berman AMT Socially Responsive Division, Russell Multi-Style Equity Division, Russell Aggressive Equity Division, Russell Non-U.S. Division, Russell Core Bond Division, Russell Global Real Estate Securities Division, Russell LifePoints Moderate Strategy Division, Russell LifePoints Balanced Strategy Division, Russell LifePoints Growth Strategy Division, Russell LifePoints Equity Growth Strategy Division, Credit Suisse Trust Commodity Return Strategy Division, at December 31, 2014, and the results of their operations and the changes in their net assets for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of The Northwestern Mutual Life Insurance Company’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at December 31, 2014 by correspondence with Northwestern Mutual Series Fund, Inc., Fidelity Variable Insurance Products, Neuberger Berman Advisers Management Trust, the Russell Investment Funds and Credit Suisse Trust, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Milwaukee, WI

April 27, 2015

F-31